UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-54
RIVERSOURCE INVESTMENT SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474
(Address of principal executive offices)     (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 06/30

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Portfolio of Investments
RiverSource Balanced Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (64.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.1%)
Boeing	62,953	(h)	$2,675,503
Honeywell Intl	120,816		3,793,622
United Technologies	101,100		5,253,156

Total			11,722,281

Air Freight & Logistics (0.9%)
United Parcel Service Cl B	95,124		4,755,249

Airlines (0.6%)
AMR	144,577	(b,h)	581,200
Continental Airlines Cl B	65,967	(b,h)	584,468
Delta Air Lines	199,928	(b,h)	1,157,582
UAL	83,416	(b,h)	266,097
US Airways Group	223,737	(b,h)	543,681

Total			3,133,028

Capital Markets (1.7%)
Bank of New York Mellon	94,487		2,769,414
Goldman Sachs Group	33,796	(h)	4,982,881
Morgan Stanley	58,017	(h)	1,654,065

Total			9,406,360

Chemicals (3.0%)
Air Products & Chemicals	82,608		5,335,651
Dow Chemical	138,051	(h)	2,228,143
EI du Pont de Nemours & Co	275,853		7,067,354
Praxair	26,540		1,886,198

Total			16,517,346

Commercial Banks (0.1%)
US Bancorp	40,214		720,635

Commercial Services & Supplies (0.6%)
Waste Management	108,263	(h)	3,048,686

Communications Equipment (0.8%)
Cisco Systems	226,173	(b)	4,215,865

Computers & Peripherals (3.2%)
Hewlett-Packard	338,337		13,076,725
IBM	43,660	(h)	4,558,977

Total			17,635,702

Construction & Engineering (0.1%)
Insituform Technologies Cl A	34,068	(b,h)	578,134

Consumer Finance (0.1%)
SLM	47,971	(b,h)	492,662

Issuer	Shares		Value(a)
Diversified Financial Services (3.5%)
Bank of America	819,819	(h)	10,821,611
CIT Group	730,442	(h)	1,570,450
JPMorgan Chase & Co	192,873	(h)	6,578,898

Total			18,970,959

Diversified Telecommunication Services (2.6%)
AT&T	290,753		7,222,304
Deutsche Telekom	83,644	(c)	985,314
FairPoint Communications	3,168	(h)	1,901
Verizon Communications	195,405		6,004,796

Total			14,214,315

Electrical Equipment (0.6%)
ABB ADR	197,601	(c,h)	3,118,144

Electronic Equipment, Instruments & Components (0.1%)
Tyco Electronics	35,491	(c,h)	659,778

Energy Equipment & Services (3.9%)
Baker Hughes	80,338	(h)	2,927,517
Halliburton	151,068		3,127,108
Schlumberger	59,970		3,244,977
Transocean	124,507	(b,c)	9,249,624
Weatherford Intl	154,448	(b,c)	3,021,003

Total			21,570,229

Food & Staples Retailing (2.2%)
CVS Caremark	92,034		2,933,124
Wal-Mart Stores	190,124		9,209,606

Total			12,142,730

Health Care Equipment & Supplies (0.8%)
Covidien	54,313	(c)	2,033,479
Medtronic	66,306		2,313,416

Total			4,346,895

Health Care Providers & Services (0.5%)
Cardinal Health	31,621		966,022
UnitedHealth Group	73,252		1,829,835

Total			2,795,857

Hotels, Restaurants & Leisure (0.7%)
Carnival Unit	151,695		3,909,180

Household Durables (0.4%)
Centex	92,675		784,031
DR Horton	31,099	(h)	291,087
KB Home	62,149	(h)	850,198
Pulte Homes	37,887	(h)	334,542

Total			2,259,858

Industrial Conglomerates (0.5%)
Tyco Intl	107,809	(c)	2,800,878

Insurance (4.2%)
ACE	103,452	(c)	4,575,682
Chubb	31,343		1,249,959
Everest Re Group	69,603	(c)	4,981,487

Issuer	Shares		Value(a)
Lincoln Natl	25,357	(h)	436,394
Marsh & McLennan Companies	105,486	(h)	2,123,433
Travelers Companies	60,801	(h)	2,495,273
XL Capital Cl A	635,346	(c)	7,281,064

Total			23,143,292

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific	70,028	(b)	2,855,042

Machinery (3.5%)
Caterpillar	137,664	(h)	4,548,419
Deere & Co	21,202		847,020
Eaton	87,660	(h)	3,910,513
Illinois Tool Works	174,421	(h)	6,512,879
Ingersoll-Rand	61,314	(c,h)	1,281,463
Parker Hannifin	46,798		2,010,442

Total			19,110,736

Media (0.1%)
Sirius XM Radio	934,242	(b,h)	401,724

Metals & Mining (1.7%)
Alcoa	217,585	(h)	2,247,653
Freeport-McMoRan Copper & Gold	46,264		2,318,289
Nucor	79,614	(h)	3,537,250
Rio Tinto ADR	2,594	(c)	425,079
Vale ADR	20,066	(c,h)	353,764
Xstrata	35,188	(c)	382,386

Total			9,264,421

Multiline Retail (0.9%)
Kohl’s	32,541	(b)	1,391,128
Macy’s	100,090		1,177,058
Target	60,262	(h)	2,378,541

Total			4,946,727

Multi-Utilities (0.5%)
Dominion Resources	86,649		2,895,810

Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum	87,374	(h)	3,965,906
Apache	44,753		3,228,929
BP ADR	158,515	(c,h)	7,557,995
Chevron	186,549		12,358,870
ConocoPhillips	205,029		8,623,519
Devon Energy	37,697		2,054,487
EnCana	34,798	(c)	1,721,457
Exxon Mobil	57,593		4,026,327
Petroleo Brasileiro ADR	85,423	(c)	3,500,635
Ultra Petroleum	25,501	(b)	994,539
Valero Energy	32,407	(h)	547,354

Total			48,580,018

Paper & Forest Products (0.6%)
Weyerhaeuser	100,112	(h)	3,046,408

Pharmaceuticals (4.7%)
Abbott Laboratories	89,621		4,215,772
Bristol-Myers Squibb	212,528		4,316,443
Johnson & Johnson	71,211	(h)	4,044,785

Issuer	Shares		Value(a)
Merck & Co	148,120	(h)	4,141,435
Pfizer	181,755	(h)	2,726,325
Schering-Plough	151,070		3,794,878
Wyeth	58,988		2,677,465

Total			25,917,103

Road & Rail (0.2%)
CSX	24,674		854,461

Semiconductors & Semiconductor Equipment (2.9%)
Intel	778,985		12,892,202
Taiwan Semiconductor Mfg ADR	319,027	(c,h)	3,002,044

Total			15,894,246

Software (2.6%)
Microsoft	207,446		4,930,991
Oracle	256,420		5,492,517
Symantec	228,524	(b)	3,555,833

Total			13,979,341

Specialty Retail (1.5%)
Best Buy	41,766	(h)	1,398,743
Home Depot	151,563	(h)	3,581,434
Lowe’s Companies	84,633		1,642,727
Staples	82,518		1,664,388

Total			8,287,292

Tobacco (3.0%)
Lorillard	196,679		13,328,936
Philip Morris Intl	66,214		2,888,255

Total			16,217,191

Total Common Stocks (Cost: $357,303,077)			$354,408,583

Bonds (36.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust 03-01-18	5.75%	$140,000		$128,800
06-15-35	6.63	205,000		185,409
Petroleos de Venezuela 04-12-17	5.25	384,000		181,440

Total				495,649

Sovereign (0.4%)(c)
Republic of Argentina 09-12-13	7.00	332,000		182,600
Republic of Argentina Sr Unsecured 12-15-35	0.00	359,000	(n)	13,104
Republic of Colombia 01-27-17	7.38	200,000		215,000
Republic of El Salvador 06-15-35	7.65	68,000	(d)	57,120
Republic of Indonesia Sr Unsecured 01-17-18	6.88	81,000	(d)	77,355
10-12-35	8.50	100,000	(d)	101,625

	Coupon	Principal
Issuer	rate	amount		Value(a)
Republic of Philippines 01-14-31	7.75	300,000		311,999
Republic of Turkey 09-26-16	7.00	100,000		102,250
04-03-18	6.75	205,000		203,975
03-17-36	6.88	302,000		276,330
Republic of Uruguay 05-17-17	9.25	100,000		114,500
Republic of Venezuela 02-26-16	5.75	86,000		49,235
Republic of Venezuela Sr Unsecured 10-08-14	8.50	87,000		61,770
Republica Orient Uruguay Sr Unsecured 03-21-36	7.63	81,000		77,963
Russian Federation 03-31-30	7.50	210,240	(d)	206,824

Total				2,051,650

U.S. Government Obligations & Agencies (3.4%)
Federal Home Loan Mtge Corp 04-16-37	6.00	1,835,000		1,862,094
Federal Natl Mtge Assn 01-02-14	5.13	405,000		412,432
11-15-30	6.63	970,000		1,188,032
07-15-37	5.63	1,040,000		1,082,440
U.S. Treasury 02-15-14	4.00	1,225,000		1,310,846
05-31-14	2.25	1,020,000		1,006,291
06-30-14	2.63	4,055,000	(g)	4,067,692
06-30-14	2.63	930,000		932,910
02-15-15	4.00	2,755,000		2,926,972
05-15-19	3.13	60,000		58,031
02-15-29	5.25	2,305,000		2,592,406
02-15-39	3.50	670,000		579,342

Total				18,019,488

Asset-Backed (1.9%)
American Express Credit Account Master Trust Series 2005-4 Cl A 01-15-15	0.39	325,000	(i)	312,883
American Express Credit Account Master Trust Series 2006-2 Cl A 01-15-14	5.35	525,000		549,985
American Express Credit Account Master Trust Series 2006-3 Cl A 03-17-14	0.34	300,000	(i)	292,380
AmeriCredit Automobile Receivables Trust Series 2007-DF Cl A3A (FSA) 07-06-12	5.49	595,582	(e)	604,310
Bank of America Credit Card Trust Series 2008-A5 Cl A5 12-16-13	1.52	450,000	(i)	448,788
BMW Vehicle Lease Trust Series 2009-1 Cl A2 04-15-11	2.04	600,000		601,514
Capital Auto Receivables Asset Trust Series 2006-SN1A Cl A4B 03-20-10	0.43	199,174	(d,i)	199,174

	Coupon	Principal
Issuer	rate	amount		Value(a)
Capital Auto Receivables Asset Trust Series 2006-SN1A Cl D 04-20-11	6.15	575,000	(d)	571,379
Capital One Multi-Asset Execution Trust Series 2006-A10 Cl A10 06-16-14	5.15	175,000		182,910
Carmax Auto Owner Trust Series 2009-1 Cl A4 12-16-13	5.81	300,000		312,227
CIT Equipment Collateral Series 2009-VT1 Cl A2 06-15-11	2.20	600,000	(d)	597,094
Citibank Omni Master Trust Series 2007-A9A Cl A9 12-23-13	1.42	750,000	(d,i)	748,760
Countrywide Asset-backed Ctfs Series 2005-10 Cl AF6 02-25-36	4.92	681,252		369,273
Countrywide Asset-backed Ctfs Series 2006-4 Cl 1A1M 07-25-36	0.57	181,562	(i)	99,481
CPS Auto Trust Series 2007-A Cl A3 (MBIA) 09-15-11	5.04	354,801	(d,e)	352,061
Deutsche Mtge Securities Collateralized Mtge Obligation Series 2009-RS2 Cl 4A1 04-26-37	0.42	1,090,000	(d,k)	940,125
Dunkin Securitization Series 2006-1 Cl A2 (AMBAC) 06-20-31	5.78	1,350,000	(d,e)	1,219,497
Merrill Lynch First Franklin Mtge Loan Trust Series 2007-2 Cl A2A 05-25-37	0.42	992,434	(i)	940,220
Natl Collegiate Student Loan Trust Collateralized Mtge Obligation Interest Only Series 2006-2 Cl AIO 08-25-11	23.47	1,350,000	(j)	128,250
Natl Collegiate Student Loan Trust Collateralized Mtge Obligation Interest Only Series 2006-3 Cl AIO 01-25-12	5.88	1,900,000	(j)	296,579
Renaissance Home Equity Loan Trust Series 2005-4 Cl A3 02-25-36	5.57	362,104		337,502
Renaissance Home Equity Loan Trust Series 2007-2 Cl M4 06-25-37	6.31	190,000	(m)	9,791
Renaissance Home Equity Loan Trust Series 2007-2 Cl M5 06-25-37	6.66	125,000	(m)	5,545
Renaissance Home Equity Loan Trust Series 2007-2 Cl M6 06-25-37	7.01	180,000	(m)	6,853

	Coupon	Principal
Issuer	rate	amount		Value(a)
Volkswagen Auto Lease Trust Series 2009-A Cl A3 04-16-12	3.41	300,000		303,201

Total				10,429,782

Commercial Mortgage-Backed (3.1%)(f)
Bear Stearns Commercial Mtge Securities Series 2004-PWR5 Cl A3 07-11-42	4.57	900,000		841,799
CDC Commercial Mtge Trust Series 2002-FX1 Cl A2 11-15-30	5.68	1,650,000		1,689,237
Citigroup Commercial Mtge Trust Series 2006-C5 Cl A4 10-15-49	5.43	350,000		279,930
Citigroup/Deutsche Bank Commercial Mtge Trust Series 2005-CD1 Cl ASB 07-15-44	5.23	375,000		364,368
Commercial Mtge Pass-Through Ctfs Series 2006-CN2A Cl BFL 02-05-19	0.63	300,000	(d,i)	149,701
CS First Boston Mtge Securities Series 2004-C1 Cl A4 01-15-37	4.75	225,000		201,241
CS First Boston Mtge Securities Series 2004-C2 Cl A1 05-15-36	3.82	139,222		133,125
GE Capital Commercial Mtge Corp Series 2001-3 Cl A2 06-10-38	6.07	350,000		351,924
General Electric Capital Assurance Series 2003-1 Cl A4 05-12-35	5.25	350,000	(d)	335,945
Greenwich Capital Commercial Funding Series 2003-C1 Cl A3 07-05-35	3.86	300,000		283,887
Greenwich Capital Commercial Funding Series 2004-GG1 Cl A5 06-10-36	4.88	400,000		386,196
Greenwich Capital Commercial Funding Series 2007-GG9 Cl A4 03-10-39	5.44	400,000		318,846
GS Mtge Securities II Series 2007-EOP Cl J 03-06-20	1.17	950,000	(d,i)	617,030
GS Mtge Securities II Series 2007-GG10 Cl F 08-10-45	5.81	575,000		78,591
JPMorgan Chase Commercial Mtge Securities Series 2003-LN1 Cl A1 10-15-37	4.13	287,978		279,306
JPMorgan Chase Commercial Mtge Securities Series 2003-ML1A Cl A1 03-12-39	3.97	191,484		180,367
JPMorgan Chase Commercial Mtge Securities Series 2004-CBX Cl A3 01-12-37	4.18	536,065		532,904
JPMorgan Chase Commercial Mtge Securities Series 2004-LN2 Cl A1 07-15-41	4.48	1,047,091		1,042,974

	Coupon	Principal
Issuer	rate	amount		Value(a)
JPMorgan Chase Commercial Mtge Securities Series 2005-LDP4 Cl AM 10-15-42	5.00	1,275,000		815,025
JPMorgan Chase Commercial Mtge Securities Series 2006-LDP6 Cl ASB 04-15-43	5.49	150,000		140,844
JPMorgan Chase Commercial Mtge Securities Series 2007-CB20 Cl A4 02-12-51	5.79	650,000		485,560
JPMorgan Chase Commercial Mtge Securities Series 2007-CB20 Cl AM 02-12-51	5.90	1,375,000		617,710
JPMorgan Chase Commercial Mtge Securities Series 2007-CB20 Cl E 02-12-51	6.20	525,000	(d)	38,764
LB-UBS Commercial Mtge Trust Series 2004-C2 Cl A3 03-15-29	3.97	650,000		597,518
LB-UBS Commercial Mtge Trust Series 2006-C4 Cl AAB 06-15-32	5.86	600,000		562,189
LB-UBS Commercial Mtge Trust Series 2006-C6 Cl A4 09-15-39	5.37	600,000		479,800
LB-UBS Commercial Mtge Trust Series 2007-C6 Cl A4 07-15-40	5.86	325,000		239,321
LB-UBS Commercial Mtge Trust Series 2008-C1 Cl A1 04-15-41	5.61	107,123		104,299
Merrill Lynch Mtge Trust Series 2008-C1 Cl A1 02-12-51	4.71	197,531		197,962
Morgan Stanley Capital I Series 2003-T11 Cl A2 06-13-41	4.34	148,727		148,470
Morgan Stanley Capital I Series 2004-HQ4 Cl A5 04-14-40	4.59	700,000		665,000
Morgan Stanley Capital I Series 2006-T23 Cl AAB 08-12-41	5.80	475,000		453,008
Wachovia Bank Commercial Mtge Trust Series 2003-C7 Cl A2 10-15-35	5.08	2,125,000	(d)	1,975,768
Wachovia Bank Commercial Mtge Trust Series 2005-C20 Cl A5 07-15-42	5.09	600,000		552,872
Wachovia Bank Commercial Mtge Trust Series 2006-C24 Cl APB 03-15-45	5.58	350,000		324,029
Wachovia Bank Commercial Mtge Trust Series 2006-C27 Cl APB 07-15-45	5.73	700,000		637,554
Wachovia Bank Commercial Mtge Trust Series 2006-C29 Cl A4 11-15-48	5.31	150,000		114,565

Total				17,217,629

	Coupon	Principal
Issuer	rate	amount		Value(a)
Mortgage-Backed (13.7%)(f)
Adjustable Rate Mtge Trust Collateralized Mtge Obligation Series 2007-1 Cl 3A21 03-25-37	6.18	711,489	(k)	406,332
Banc of America Alternative Loan Trust Collateralized Mtge Obligation Series 2003-11 Cl 1A1 01-25-34	6.00	659,203		591,462
Bear Stearns Adjustable Rate Mtge Trust Collateralized Mtge Obligation Series 2005-8 Cl A4 08-25-35	5.10	875,000	(d,k)	607,632
ChaseFlex Trust Collateralized Mtge Obligation Series 2005-2 Cl 2A2 06-25-35	6.50	1,053,365		910,996
Countrywide Alternative Loan Trust Collateralized Mtge Obligation Interest Only Series 2007-8CB Cl A13 05-25-37	42.96	605,167	(j)	55,372
Countrywide Alternative Loan Trust Collateralized Mtge Obligation Series 2003-11T1 Cl A1 07-25-18	4.75	342,687		337,440
Countrywide Alternative Loan Trust Collateralized Mtge Obligation Series 2005-6CB Cl 1A1 04-25-35	7.50	531,389		344,118
Countrywide Alternative Loan Trust Collateralized Mtge Obligation Series 2006-22R Cl 1A2 05-25-36	6.00	820,654		699,896
Countrywide Home Loans Collateralized Mtge Obligation Series 2005-R2 Cl 2A1 06-25-35	7.00	707,971	(d)	565,520
Countrywide Home Loans Collateralized Mtge Obligation Series 2006-HYB1 Cl 1A1 03-20-36	5.31	545,416	(k)	268,563
Federal Home Loan Mtge Corp 07-01-39	4.50	500,000	(g)	497,656
07-01-39	5.50	1,500,000	(g)	1,548,282
07-01-39	6.00	3,000,000	(g)	3,130,313
07-01-39	6.50	1,500,000	(g)	1,593,750
Federal Home Loan Mtge Corp #A83578 12-01-38	5.00	412,336		419,964
Federal Home Loan Mtge Corp #A84865 01-01-39	5.00	1,213,618		1,236,068
Federal Home Loan Mtge Corp #C59161 10-01-31	6.00	845,944		890,637
Federal Home Loan Mtge Corp #C65869 04-01-32	6.00	522,496		548,805

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #C67723 06-01-32	7.00	629,359		685,897
Federal Home Loan Mtge Corp #E01419 05-01-18	5.50	278,255		292,115
Federal Home Loan Mtge Corp #E93097 12-01-17	5.50	805,436		850,943
Federal Home Loan Mtge Corp #E98725 08-01-18	5.00	436,055		453,287
Federal Home Loan Mtge Corp #E99684 10-01-18	5.00	958,187		996,563
Federal Home Loan Mtge Corp #G01441 07-01-32	7.00	868,359		940,257
Federal Home Loan Mtge Corp #G04816 09-01-38	5.00	926,570		943,710
Federal Home Loan Mtge Corp #G05088 12-01-38	5.00	64,493		65,686
Federal Home Loan Mtge Corp #G05198 12-01-37	5.00	925,068		942,955
Federal Home Loan Mtge Corp #G05205 01-01-39	5.00	177,719		181,006
Federal Home Loan Mtge Corp Collateralized Mtge Obligation Interest Only Series 2817 Cl SA 06-15-32	45.09	610,395	(j)	40,751
Federal Home Loan Mtge Corp Collateralized Mtge Obligation Series 1614 Cl MZ Trust Series Z 11-15-23	6.50	56,303	(o)	60,144
Federal Home Loan Mtge Corp Collateralized Mtge Obligation Series 2576 Cl KJ 02-15-33	5.50	610,500		628,335
Federal Natl Mtge Assn 07-01-24	4.50	600,000	(g)	612,000
07-01-39	4.50	2,375,000	(g)	2,369,803
07-01-39	5.00	7,000,000	(g)	7,126,874
07-01-39	5.50	9,000,000	(g)	9,289,691
07-01-39	6.00	175,000	(g)	182,875
07-01-39	7.00	1,500,000	(g)	1,627,499
Federal Natl Mtge Assn #190988 06-01-24	9.00	127,357		138,351
Federal Natl Mtge Assn #250322 08-01-25	7.50	263,470		287,319
Federal Natl Mtge Assn #254236 03-01-17	6.50	445,543		472,225
Federal Natl Mtge Assn #254383 06-01-32	7.50	217,462		236,486
Federal Natl Mtge Assn #545008 06-01-31	7.00	816,482		900,019
Federal Natl Mtge Assn #545869 07-01-32	6.50	141,940		153,172
Federal Natl Mtge Assn #555376 04-01-18	4.50	959,784	(r)	995,736
Federal Natl Mtge Assn #555734 07-01-23	5.00	733,823		753,718
Federal Natl Mtge Assn #653730 09-01-32	6.50	585,749		633,280

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #654686 11-01-32	6.00	699,268		742,578
Federal Natl Mtge Assn #662061 09-01-32	6.50	395,521		424,945
Federal Natl Mtge Assn #670387 08-01-32	7.00	99,103		108,597
Federal Natl Mtge Assn #678028 09-01-17	6.00	1,437,739	(r)	1,532,001
Federal Natl Mtge Assn #688002 03-01-33	5.50	774,038		806,456
Federal Natl Mtge Assn #688691 03-01-33	5.50	321,510		333,614
Federal Natl Mtge Assn #689093 07-01-28	5.50	492,404		513,865
Federal Natl Mtge Assn #712057 07-01-18	4.50	286,715		297,455
Federal Natl Mtge Assn #720070 07-01-23	5.50	1,262,082		1,313,612
Federal Natl Mtge Assn #731019 07-01-33	5.50	692,019		722,434
Federal Natl Mtge Assn #732094 08-01-18	5.50	452,576		476,622
Federal Natl Mtge Assn #745079 12-01-20	5.00	715,259		745,166
Federal Natl Mtge Assn #747584 11-01-28	5.50	983,460		1,026,323
Federal Natl Mtge Assn #753085 12-01-33	6.50	703,490		753,261
Federal Natl Mtge Assn #768117 08-01-34	5.44	338,220	(k)	343,775
Federal Natl Mtge Assn #776962 04-01-29	5.00	1,442,781		1,484,114
Federal Natl Mtge Assn #804442 12-01-34	6.50	600,667		643,289
Federal Natl Mtge Assn Collateralized Mtge Obligation Interest Only Series 2003-63 Cl IP 07-25-33	13.92	1,513,774	(j)	212,702
Federal Natl Mtge Assn Collateralized Mtge Obligation Interest Only Series 2003-71 Cl IM 12-25-31	25.37	384,706	(j)	40,213
Federal Natl Mtge Assn Collateralized Mtge Obligation Interest Only Series 2004-84 Cl GI 12-25-22	27.35	263,722	(j)	20,125
Govt Natl Mtge Assn 07-01-39	4.50	3,000,000	(g)	2,994,374
07-01-39	5.50	1,000,000	(g)	1,029,690
Govt Natl Mtge Assn #555287 01-15-39	6.00	964,292		1,005,689
Govt Natl Mtge Assn #604708 10-15-33	5.50	824,537		856,810
Govt Natl Mtge Assn #616257 02-15-34	5.00	943,488		967,223
Govt Natl Mtge Assn #675611 10-15-38	6.00	18,931		19,743

	Coupon	Principal
Issuer	rate	amount		Value(a)
Govt Natl Mtge Assn #695539 09-15-38	6.00	14,417		15,036
Govt Natl Mtge Assn #696185 08-15-38	6.00	45,626		47,585
Govt Natl Mtge Assn #699075 09-15-38	6.00	947,219		987,883
Govt Natl Mtge Assn #702232 11-15-38	6.00	889,063		927,230
Govt Natl Mtge Assn Collateralized Mtge Obligation Interest Only Series 2002-70 Cl IC 08-20-32	15.88	529,187	(j)	62,001
Govt Natl Mtge Assn Collateralized Mtge Obligation Interest Only Series 2002-80 Cl CI 01-20-32	142.76	58,997	(j)	1,724
IndyMac Index Mtge Loan Trust Collateralized Mtge Obligation Interest Only Series 2005-AR8 Cl AX1 04-25-35	0.00	8,256,310	(b,j,p)	—
Lehman XS Trust Collateralized Mtge Obligation Series 2007-5H Cl 1A1 05-25-37	6.50	2,997,748		1,393,485
MASTR Alternative Loan Trust Collateralized Mtge Obligation Series 2004-4 Cl 2A1 05-25-34	6.00	789,643		708,245
MASTR Alternative Loan Trust Collateralized Mtge Obligation Series 2004-7 Cl 8A1 08-25-19	5.00	1,360,270		1,236,892
MASTR Alternative Loan Trust Collateralized Mtge Obligation Series 2004-8 Cl 7A1 09-25-19	5.00	665,366		657,607
Structured Adjustable Rate Mtge Loan Trust Collateralized Mtge Obligation Series 2006-5 Cl 4A1 06-25-36	5.90	1,255,621	(k)	685,588
Structured Asset Securities Collateralized Mtge Obligation Series 2003-33H Cl 1A1 10-25-33	5.50	646,496		588,337

Total				74,239,792

Aerospace & Defense (—%)
L-3 Communications 06-15-12	7.63	185,000		185,925
Moog Sr Sub Nts 06-15-18	7.25	85,000		79,475

Total				265,400

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banking (2.3%)
American Express Sr Unsecured 05-20-19	8.13	215,000		223,112
Bank of America Sr Nts 06-01-19	7.63	305,000		305,850
Citigroup Sr Nts 05-22-19	8.50	685,000		696,809
Citigroup Sr Unsecured 05-15-18	6.13	225,000		196,799
Goldman Sachs Group Absolute Trigger Mandatory Exchangeable Nts 12-28-09	—	9,000,000	(1)	9,070,925
Goldman Sachs Group Sr Unsecured 02-15-19	7.50	635,000		677,771
JPMorgan Chase & Co Sr Unsecured 04-23-19	6.30	690,000		700,852
Manufacturers & Traders Trust Sub Nts 12-01-21	5.63	440,000		313,956
Morgan Stanley Sr Unsecured 04-01-18	6.63	360,000		358,886
05-13-19	7.30	245,000		254,053

Total				12,799,013

Brokerage (—%)
Lehman Brothers Holdings Sr Unsecured 05-02-18	6.88	25,000	(b,g,m)	4,000
05-02-18	6.88	720,000	(b,m)	115,200

Total				119,200

Chemicals (0.3%)
Airgas 10-01-18	7.13	250,000	(d)	233,750
Ashland 06-01-17	9.13	75,000	(d)	78,000
Chemtura 06-01-16	6.88	172,000	(b)	124,700
Dow Chemical Sr Unsecured 05-15-19	8.55	685,000		686,220
05-15-39	9.40	80,000		82,350
INVISTA Sr Unsecured 05-01-12	9.25	488,000	(d)	462,380
Nalco 11-15-11	7.75	51,000		51,000
Nalco Sr Nts 05-15-17	8.25	90,000	(d)	90,450

Total				1,808,850

Construction Machinery (0.1%)
RSC Equipment Rental Sr Secured 07-15-17	10.00	100,000	(d,g)	100,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Rentals North America 06-15-16	10.88	225,000	(d)	216,000

Total				316,000

Consumer Products (0.1%)
Jarden 05-01-17	7.50	155,000		134,075
Jarden Sr Unsecured 05-01-16	8.00	130,000		124,150
Sealy Mattress Sr Secured 04-15-16	10.88	40,000	(d)	41,800
Visant 10-01-12	7.63	85,000		84,788
Visant Holding Sr Disc Nts 12-01-13	10.25	100,000		99,250

Total				484,063

Electric (2.7%)
CenterPoint Energy Houston Electric LLC Series U 03-01-14	7.00	525,000		569,329
Cleveland Electric Illuminating 1st Mtge 11-15-18	8.88	1,220,000		1,471,064
Consumers Energy 1st Mtge 09-15-18	5.65	495,000		501,289
04-15-20	5.65	95,000		95,593
Detroit Edison 10-01-13	6.40	470,000		513,365
DTE Energy Sr Unsecured 05-15-14	7.63	650,000		678,380
Duke Energy Carolinas LLC Sr Unsecured Series D 03-01-10	7.38	1,095,000		1,135,713
Edison Mission Energy Sr Unsecured 06-15-13	7.50	150,000		134,250
06-15-16	7.75	90,000		73,350
Exelon Sr Unsecured 06-15-10	4.45	1,160,000		1,171,484
FirstEnergy Sr Unsecured Series B 11-15-11	6.45	510,000		534,133
Indiana Michigan Power Sr Nts 03-15-19	7.00	485,000		523,043
Indiana Michigan Power Sr Unsecured 03-15-37	6.05	690,000		645,007
Kansas Gas & Electric 1st Mtge 06-15-19	6.70	30,000	(d)	31,506

	Coupon	Principal
Issuer	rate	amount		Value(a)
KCP&L Greater Missouri Operations Sr Unsecured 07-01-12	11.88	125,000		138,125
Majapahit Holding 10-17-16	7.75	100,000	(c,d)	88,000
Midwest Generation LLC Pass-Through Ctfs Series B 01-02-16	8.56	23,374		22,907
Nevada Power 08-01-18	6.50	500,000		516,452
Nevada Power Series M 03-15-16	5.95	430,000		434,180
NiSource Finance 03-01-13	6.15	425,000		422,462
01-15-19	6.80	715,000		670,022
Northern States Power Sr Unsecured 08-01-09	6.88	965,000		968,718
NRG Energy 02-01-16	7.38	625,000		591,406
Ohio Edison Sr Unsecured 05-01-15	5.45	105,000		103,344
Oncor Electric Delivery Sr Secured 05-01-12	6.38	115,000		121,351
PacifiCorp 1st Mtge 09-15-13	5.45	285,000		302,956
Portland General Electric 03-15-10	7.88	420,000		435,900
Potomac Electric Power 1st Mtge 12-15-38	7.90	75,000		93,789
Potomac Electric Power Sr Secured 06-01-35	5.40	295,000		266,040
PPL Electric Utilities 1st Mtge 11-30-13	7.13	585,000		658,250
Sierra Pacific Power Series M 05-15-16	6.00	940,000		951,969
Toledo Edison 1st Mtge 05-01-20	7.25	95,000		105,775

Total				14,969,152

Entertainment (—%)
Speedway Motorsports Sr Unsecured 06-01-16	8.75	180,000	(d)	182,700

Environmental (0.1%)
Allied Waste North America Sr Unsecured 04-15-13	7.88	560,000		571,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
Food and Beverage (0.4%)
ConAgra Foods Sr Unsecured 09-15-11	6.75	46,000		49,192
Dr Pepper Snapple Group 05-01-18	6.82	170,000		179,778
Molson Coors Capital Finance 09-22-10	4.85	605,000	(c)	619,490
SABMiller 01-15-14	5.70	1,135,000	(c,d)	1,158,611

Total				2,007,071

Gaming (0.1%)
Boyd Gaming Sr Sub Nts 02-01-16	7.13	399,000		295,759
MGM MIRAGE Sr Secured 11-15-17	11.13	120,000	(d)	128,850
Seneca Gaming Sr Unsecured 05-01-12	7.25	40,000		34,600
Shingle Springs Tribal Gaming Authority Sr Nts 06-15-15	9.38	185,000	(d)	111,000

Total				570,209

Gas Pipelines (1.2%)
CenterPoint Energy Resources Sr Unsecured 02-15-11	7.75	860,000		911,480
CenterPoint Energy Resources Sr Unsecured Series B 04-01-13	7.88	55,000		58,667
Colorado Interstate Gas Sr Unsecured 11-15-15	6.80	1,702,000		1,748,438
El Paso Sr Unsecured 12-12-13	12.00	200,000		217,000
06-15-14	6.88	60,000		55,995
Kinder Morgan Energy Partners LP Sr Unsecured 03-15-11	6.75	250,000		262,020
Northwest Pipeline Sr Unsecured 06-15-16	7.00	210,000		221,514
04-15-17	5.95	765,000		768,554
Southern Natural Gas Sr Unsecured 04-01-17	5.90	970,000	(d)	939,451
Southern Star Central Sr Nts 03-01-16	6.75	210,000		187,163
Transcontinental Gas Pipe Line LLC Sr Unsecured 04-15-16	6.40	766,000		786,147

	Coupon	Principal
Issuer	rate	amount		Value(a)
Transcontinental Gas Pipe Line LLC Sr Unsecured Series B 08-15-11	7.00	385,000		406,344

Total				6,562,773

Health Care (0.4%)
Cardinal Health Sr Unsecured 06-15-12	5.65	415,000		428,446
Community Health Systems 07-15-15	8.88	255,000		249,900
DaVita 03-15-13	6.63	230,000		216,775
HCA Secured 02-15-17	9.88	490,000	(d)	494,900
Omnicare 12-15-13	6.75	335,000		301,500
12-15-15	6.88	50,000		45,125
Select Medical 02-01-15	7.63	450,000		365,625
Tenet Healthcare Sr Secured 07-01-19	8.88	90,000	(d)	90,225

Total				2,192,496

Health Care Insurance (0.1%)
Coventry Health Care Sr Unsecured 08-15-14	6.30	240,000		211,656
03-15-17	5.95	160,000		125,438
WellPoint Sr Unsecured 01-15-16	5.25	160,000		151,587

Total				488,681

Home Construction (—%)
K Hovnanian Enterprises Sr Secured 05-01-13	11.50	45,000		38,925

Independent Energy (1.1%)
Anadarko Petroleum Sr Unsecured 09-15-16	5.95	1,335,000		1,317,143
Chesapeake Energy 01-15-16	6.63	255,000		223,763
01-15-16	6.88	380,000		335,350
Denbury Resources 03-01-16	9.75	135,000		138,713
EnCana Sr Unsecured 11-01-11	6.30	1,335,000	(c)	1,433,518
Forest Oil Sr Nts 02-15-14	8.50	260,000	(d)	255,450

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nexen Sr Unsecured 11-20-13	5.05	565,000	(c)	551,820
03-10-35	5.88	30,000	(c)	25,705
05-15-37	6.40	265,000	(c)	243,392
PetroHawk Energy Sr Nts 08-01-14	10.50	205,000	(d)	209,613
Quicksilver Resources 08-01-15	8.25	350,000		311,500
Quicksilver Resources Sr Nts 01-01-16	11.75	40,000		41,400
Range Resources Sr Sub Nts 05-15-19	8.00	355,000		349,231
SandRidge Energy 06-01-18	8.00	260,000	(d)	219,700
XTO Energy Sr Unsecured 01-31-15	5.00	180,000		182,540
06-30-15	5.30	245,000		251,822

Total				6,090,660

Integrated Energy (—%)
TNK-BP Finance 03-13-18	7.88	100,000	(c,d)	84,625

Life Insurance (0.4%)
Metropolitan Life Global Funding I Sr Secured 04-10-13	5.13	1,205,000	(d)	1,218,557
Pricoa Global Funding I Sr Secured 10-18-12	5.40	970,000	(d)	984,693
Principal Life Income Funding Trusts Sr Secured 12-14-12	5.30	190,000		189,769
Prudential Financial Sr Unsecured 12-01-37	6.63	75,000		64,980

Total				2,457,999

Lodging (—%)
Starwood Hotels & Resorts Worldwide Sr Unsecured 10-15-14	7.88	125,000		117,500

Media Cable (0.4%)
Comcast 03-15-11	5.50	1,325,000		1,385,553
CSC Holdings Sr Unsecured 04-15-14	8.50	205,000	(d)	202,950
DIRECTV Holdings LLC/Financing 05-15-16	7.63	155,000		150,738
Time Warner Cable 06-15-39	6.75	215,000		207,933
Videotron Ltee 04-15-18	9.13	115,000	(c)	116,869
04-15-18	9.13	25,000	(c,d)	25,438

Total				2,089,481

	Coupon	Principal
Issuer	rate	amount		Value(a)
Media Non Cable (1.1%)
DISH DBS 10-01-13	7.00	170,000		161,500
10-01-14	6.63	126,000		116,235
02-01-16	7.13	275,000		256,438
Lamar Media 08-15-15	6.63	370,000		323,750
Lamar Media Sr Nts 04-01-14	9.75	75,000	(d)	78,000
Liberty Media LLC Sr Unsecured 05-15-13	5.70	526,000		454,990
News America 12-15-35	6.40	275,000		240,690
11-15-37	6.65	375,000		337,319
01-09-38	6.75	340,000		346,010
Nielsen Finance LLC 08-01-14	10.00	230,000		217,638
Rainbow Natl Services LLC 09-01-12	8.75	135,000	(d)	136,013
Reed Elsevier Capital 08-01-11	6.75	840,000		882,544
RR Donnelley & Sons Sr Unsecured 01-15-17	6.13	1,415,000		1,244,646
Thomson Reuters 10-01-14	5.70	1,195,000	(c)	1,213,334
07-15-18	6.50	225,000	(c)	234,162

Total				6,243,269

Metals (0.1%)
Freeport-McMoRan Copper & Gold Sr Unsecured 04-01-17	8.38	460,000		463,450

Non Captive Diversified (0.2%)
General Electric Capital Sr Unsecured 01-10-39	6.88	1,045,000		940,618

Oil Field Services (—%)
Gaz Capital Secured 11-22-16	6.21	200,000	(c,d)	168,000

Packaging (0.1%)
Crown Americas LLC/Capital 11-15-15	7.75	245,000		239,488
Owens-Brockway Glass Container 05-15-13	8.25	255,000		256,275

Total				495,763

Paper (—%)
Georgia-Pacific LLC 05-01-16	8.25	120,000	(d)	116,400
01-15-17	7.13	130,000	(d)	120,900

Total				237,300

	Coupon	Principal
Issuer	rate	amount		Value(a)
Pharmaceuticals (—%)
Valeant Pharmaceuticals Intl Sr Unsecured 06-15-16	8.38	75,000	(d)	74,438

Railroads (0.2%)
Canadian Pacific Railway Sr Unsecured 05-15-19	7.25	175,000	(c)	181,574
CSX Sr Unsecured 03-15-12	6.30	380,000		390,389
04-01-15	6.25	525,000		542,771

Total				1,114,734

Transportation Services (0.4%)
Erac USA Finance 10-15-17	6.38	2,190,000	(d)	1,956,172

Treasury (—%)
Govt of Indonesia (Indonesian Rupiah) Series FR43 07-15-22	10.25	1,848,000,000	(c)	163,262

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III Sr Secured 05-01-17	7.75	345,000	(d)	336,375
Cricket Communications Sr Secured 05-15-16	7.75	280,000	(d)	270,900
Nextel Communications Series D 08-01-15	7.38	310,000		247,225
Sprint Capital 01-30-11	7.63	344,000		340,130
US Cellular Sr Unsecured 12-15-33	6.70	680,000		651,418

Total				1,846,048

Wirelines (2.2%)
AT&T Sr Unsecured 03-15-11	6.25	1,630,000		1,727,181
01-15-38	6.30	320,000		309,153
02-15-39	6.55	730,000		728,702
France Telecom Sr Unsecured 07-08-14	4.38	140,000	(c,g)	141,089
07-08-19	5.38	330,000	(c,g)	332,386
Frontier Communications Sr Unsecured 01-15-13	6.25	165,000		151,800
05-01-14	8.25	165,000		155,925
Qwest Sr Unsecured 10-01-14	7.50	595,000		567,481

	Coupon	Principal
Issuer	rate	amount		Value(a)
Telecom Italia Capital 11-15-13	5.25	480,000	(c)	470,682
06-18-19	7.18	230,000	(c)	233,150
Telefonica Europe 09-15-10	7.75	795,000	(c)	838,626
TELUS Sr Unsecured 06-01-11	8.00	2,355,000	(c)	2,527,551
Verizon Communications Sr Unsecured 04-01-39	7.35	345,000		375,930
Verizon New York Sr Unsecured Series A 04-01-12	6.88	2,545,000		2,697,259
Verizon Pennsylvania Sr Unsecured Series A 11-15-11	5.65	190,000		200,640
Windstream 08-01-16	8.63	217,000		207,778
03-15-19	7.00	190,000		165,300

Total				11,830,633

Total Bonds (Cost: $207,999,662)				$202,203,675

Senior Loans (0.4%)(q)

	Coupon	Principal
Borrower	rate	amount	Value(a)
Chemicals (0.1%)
Hexion Specialty Chemicals Tranche C1 Term Loan 05-05-13	2.88%	$713,567	$480,230
Hexion Specialty Chemicals Tranche C2 Term Loan 05-05-13	2.88	160,026	107,698

Total			587,928

Electric (0.1%)
Energy Future Holdings Tranche B3 Term Loan 10-10-14	3.81-3.82	690,972	492,318

Media Cable (0.1%)
Charter Communications Operating LLC Term Loan 03-05-14	6.25	493,188	442,429

Wirelines (0.1%)
Fairpoint Communications Tranche B Term Loan 03-31-15	5.00	608,486	452,714

Total Senior Loans (Cost: $1,763,163)			$1,975,389

Money Market Fund (4.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	22,960,423	(s)	$22,960,423

Total Money Market Fund (Cost: $22,960,423)			$22,960,423

Investments of Cash Collateral Received for Securities on Loan (13.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	72,189,243	$72,189,243

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $72,189,243)		$72,189,243

Total Investments in Securities (Cost: $662,215,568)(t)		$653,737,313

Futures Contracts Outstanding at June 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	21	$2,485,547	Sept. 2009	$22,608
U.S. Treasury Note, 5-year	13	1,491,344	Oct. 2009	14,847
U.S. Treasury Note, 10-year	76	8,836,188	Sept. 2009	92,857

Total				$130,312

Credit Default Swap Contracts Outstanding at June 30, 2009

		Buy/sell	Pay/receive	Expiration	Notional	Unrealized
Counterparty	Referenced entity	protection	fixed rate	date	amount	appreciation

JPMorgan Chase Bank	Cardinal Health	Buy	.225%	June 20, 2012	$415,000	$2,095

JPMorgan Chase Bank	NiSource Finance	Buy	.55	Dec. 20, 2012	425,000	24,655

Total						$26,750

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 12.8% of net assets.
(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $20,267,221 or 3.7% of net assets.
(e)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC	— Ambac Assurance Corporation
FSA	— Financial Security Assurance
MBIA	— MBIA Insurance Corporation
(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(g)	At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $36,360,848.
(h)	At June 30, 2009, security was partially or fully on loan.
(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.
(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2009.
(k)	Adjustable rate security; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.
(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009, was $9,070,925 representing 1.7% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

	Acquisition
Security	dates	Cost

Goldman Sachs Group – % Absolute Trigger Mandatory Exchangeable Nts 2009	05-18-09	$9,000,000
(m)	This position is in bankruptcy.
(n)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.
(o)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.
(p)	Negligible market value.
(q)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(r)	At June 30, 2009, investments in securities included securities valued at $295,701 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(s)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.
(t)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $662,216,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,733,000
Unrealized depreciation	(41,212,000)

Net unrealized depreciation	$(8,479,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities, in the most recent semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks	$353,040,883 (a)	$1,367,700 (b)	$—	$354,408,583

Total Equity Securities	353,040,883	1,367,700	—	354,408,583

Bonds
U.S. Government Obligations & Agencies	14,703,326	3,316,162	—	18,019,488
Foreign Government Obligations & Agencies	—	2,710,561	—	2,710,561
Corporate Debt Securities	—	79,586,423	—	79,586,423
Asset-Backed Securities	—	9,361,407	1,068,375	10,429,782
Residential Mortgage-Backed Securities	—	71,327,680	2,912,112	74,239,792
Commercial Mortgage-Backed Securities	—	17,217,629	—	17,217,629

Total Bonds	14,703,326	183,519,862	3,980,487	202,203,675

Other
Senior Loans	—	1,975,389	—	1,975,389
Affiliated Money Market Fund	22,960,423 (c)	—	—	22,960,423
Investments of Cash Collateral Received for Securities on Loan	72,189,243	—	—	72,189,243

Total Other	95,149,666	1,975,389	—	97,125,055

Investments in Securities	462,893,875	186,862,951	3,980,487	653,737,313
Other Financial Instruments	130,312 (d)	26,750 (d)	—	157,062

Total	$463,024,187	$186,889,701	$3,980,487	$653,894,375

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

(d)	Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of Sept. 30, 2008	$203,310	$6,001,542	$6,204,852
Accrued discounts/premiums	(55,901)	(38,931)	(94,832)
Realized gain (loss)	—	(996,349)	(996,349)
Change in unrealized appreciation (depreciation)	(16,434)	(278,628)	(295,062)
Net purchases (sales)	937,400	(1,136,935)	(199,535)
Transfers in and/or out of Level 3	—	(638,587)	(638,587)

Balance as of June 30, 2009	$1,068,375	$2,912,112	$3,980,487

Portfolio of Investments
RiverSource Diversified Equity Income Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.7%)
Boeing	320,957	(e)	$13,640,673
Goodrich	472,013		23,586,490
Honeywell Intl	928,217		29,146,013

Total			66,373,176

Air Freight & Logistics (0.9%)
United Parcel Service Cl B	715,671		35,776,393

Airlines (1.1%)
AMR	2,137,137	(b,e)	8,591,291
Continental Airlines Cl B	819,071	(b,e)	7,256,969
Delta Air Lines	3,187,643	(b,e)	18,456,452
UAL	1,271,698	(b,e)	4,056,717
US Airways Group	2,490,144	(b,e)	6,051,050

Total			44,412,479

Capital Markets (1.5%)
Goldman Sachs Group	294,831		43,469,883
Morgan Stanley	589,269		16,800,059

Total			60,269,942

Chemicals (3.2%)
Air Products & Chemicals	399,549		25,806,870
Dow Chemical	2,398,068	(e)	38,704,818
EI du Pont de Nemours & Co	2,406,116	(e)	61,644,691

Total			126,156,379

Commercial Banks (0.2%)
US Bancorp	442,261		7,925,317

Commercial Services & Supplies (0.5%)
Waste Management	767,902	(e)	21,624,120

Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson ADR	1,411,116	(c,e)	13,800,714

Computers & Peripherals (5.5%)
Hewlett-Packard	3,929,362	(e)	151,869,841
IBM	616,355	(e)	64,359,789

Total			216,229,630

Construction & Engineering (0.5%)
Fluor	273,707	(e)	14,038,432
Insituform Technologies Cl A	258,998	(b,e)	4,395,196

Total			18,433,628

Construction Materials (0.7%)
CEMEX ADR	2,758,877	(b,c,e)	25,767,912

Issuer	Shares		Value(a)
Consumer Finance (0.1%)
SLM	530,329	(b,e)	5,446,479

Diversified Financial Services (5.4%)
Bank of America	8,157,603		107,680,360
CIT Group	14,724,181	(e)	31,656,989
JPMorgan Chase & Co	2,178,094		74,294,786

Total			213,632,135

Diversified Telecommunication Services (5.2%)
AT&T	3,969,934		98,613,161
Deutsche Telekom ADR	2,545,083	(c)	30,031,979
Qwest Communications Intl	3,938,468	(e)	16,344,642
Verizon Communications	2,029,198		62,357,255

Total			207,347,037

Electric Utilities (0.4%)
American Electric Power	261,457		7,553,492
FPL Group	126,632	(e)	7,200,296

Total			14,753,788

Electrical Equipment (1.3%)
ABB ADR	2,664,024	(c,e)	42,038,299
Hubbell Cl B	245,087	(e)	7,857,489

Total			49,895,788

Electronic Equipment, Instruments & Components (0.2%)
Tyco Electronics	522,420	(c,e)	9,711,788

Energy Equipment & Services (3.4%)
Baker Hughes	672,960		24,522,662
BJ Services	939,844	(e)	12,810,074
Halliburton	1,425,086		29,499,281
Schlumberger	536,283		29,018,273
Tenaris ADR	442,081	(c,e)	11,953,870
Transocean	380,134	(b,c)	28,240,155

Total			136,044,315

Food & Staples Retailing (2.5%)
Wal-Mart Stores	2,024,218		98,053,120

Hotels, Restaurants & Leisure (1.6%)
Carnival Unit	1,904,748	(e)	49,085,356
Royal Caribbean Cruises	1,015,519	(e)	13,750,127

Total			62,835,483

Household Durables (1.3%)
Centex	484,815		4,101,535
DR Horton	701,223	(e)	6,563,447
KB Home	403,472	(e)	5,519,497
Pulte Homes	565,928	(e)	4,997,144
Stanley Works	867,831	(e)	29,367,401

Total			50,549,024

Household Products (1.3%)
Clorox	896,619		50,058,239

Independent Power Producers & Energy Traders (0.1%)
Calpine	308,400	(b)	3,438,660
CB Calpine Escrow	6,000,000	(b,f)	6

Total			3,438,666

Issuer	Shares		Value(a)
Industrial Conglomerates (1.8%)
3M	417,647	(e)	25,100,585
McDermott Intl	767,642	(b)	15,590,809
Tyco Intl	1,095,906	(c,e)	28,471,638

Total			69,163,032

Insurance (9.4%)
ACE	1,144,992	(c)	50,642,997
Allstate	490,557		11,969,591
Aon	635,962	(e)	24,083,881
Axis Capital Holdings	555,691	(c,e)	14,547,990
Endurance Specialty Holdings	758,108	(c,e)	22,212,564
Everest Re Group	119,820	(c,e)	8,575,517
Lincoln Natl	586,584	(e)	10,095,111
Loews	434,084		11,893,902
Marsh & McLennan Companies	1,452,589		29,240,617
Montpelier Re Holdings	943,145	(c,e)	12,534,397
PartnerRe	213,537	(c,e)	13,869,228
RenaissanceRe Holdings	432,908	(c)	20,147,538
Travelers Companies	971,880		39,885,955
XL Capital Cl A	8,943,390	(c)	102,491,250

Total			372,190,538

IT Services (0.4%)
Computer Sciences	377,037	(b,e)	16,702,739

Life Sciences Tools & Services (1.6%)
Life Technologies	745,907	(b)	31,119,240
Thermo Fisher Scientific	834,817	(b,e)	34,035,489

Total			65,154,729

Machinery (5.0%)
Caterpillar	1,309,435	(e)	43,263,732
Deere & Co	464,471	(e)	18,555,616
Eaton	722,734	(e)	32,241,164
Illinois Tool Works	1,140,087	(e)	42,570,849
Ingersoll-Rand	1,235,355	(c,e)	25,818,920
Parker Hannifin	789,953		33,936,381

Total			196,386,662

Media (0.4%)
Regal Entertainment Group Cl A	1,127,225		14,980,820

Metals & Mining (2.0%)
Alcoa	2,110,377	(e)	21,800,194
Freeport-McMoRan Copper & Gold	100,444		5,033,249
Nucor	287,364	(e)	12,767,583
Rio Tinto ADR	33,442	(c)	5,480,141
United States Steel	741,405	(e)	26,497,815
Vale ADR	280,040	(c,e)	4,937,105
Xstrata	390,725	(c)	4,245,987

Total			80,762,074

Multiline Retail (1.1%)
Macy’s	1,111,148		13,067,100
Target	739,717	(e)	29,196,630

Total			42,263,730

Multi-Utilities (1.3%)
Dominion Resources	1,281,153		42,816,133

Issuer	Shares		Value(a)
Sempra Energy	196,376		9,746,141

Total			52,562,274

Oil, Gas & Consumable Fuels (11.1%)
Anadarko Petroleum	447,993		20,334,402
Apache	326,298		23,542,401
BP ADR	1,235,234	(c,e)	58,895,957
Chevron	1,370,061		90,766,542
ConocoPhillips	1,179,334		49,602,788
Devon Energy	220,742		12,030,439
EnCana	363,482	(c)	17,981,455
Exxon Mobil	881,808		61,647,197
Marathon Oil	1,282,569	(e)	38,643,804
Petroleo Brasileiro ADR	796,356	(c,e)	32,634,669
Pioneer Natural Resources	385,886	(e)	9,840,093
Spectra Energy	509,289	(e)	8,617,170
Total ADR	312,329	(c,e)	16,937,602

Total			441,474,519

Paper & Forest Products (0.9%)
Weyerhaeuser	1,133,803	(e)	34,501,625

Pharmaceuticals (7.9%)
Abbott Laboratories	283,096		13,316,836
Bristol-Myers Squibb	4,515,511		91,710,027
Johnson & Johnson	620,526		35,245,877
Merck & Co	1,512,234	(e)	42,282,063
Pfizer	1,730,922	(e)	25,963,830
Schering-Plough	2,217,583		55,705,685
Teva Pharmaceutical Inds ADR	468,555	(c,e)	23,118,504
Wyeth	563,820		25,591,790

Total			312,934,612

Road & Rail (1.2%)
Burlington Northern Santa Fe	327,952		24,117,590
Union Pacific	440,590		22,937,115

Total			47,054,705

Semiconductors & Semiconductor Equipment (4.1%)
Intel	7,954,527		131,647,422
Taiwan Semiconductor Mfg ADR	3,148,247	(c,e)	29,625,004

Total			161,272,426

Software (1.6%)
Microsoft	1,679,357		39,918,316
Oracle	1,016,009		21,762,913

Total			61,681,229

Specialty Retail (1.8%)
Home Depot	2,291,901		54,157,620
Staples	825,769	(e)	16,655,761

Total			70,813,381

Tobacco (4.4%)
Lorillard	2,120,726	(e)	143,721,601
Philip Morris Intl	651,207		28,405,649

Total			172,127,250

Total Common Stocks (Cost: $4,522,351,343)			$3,750,561,897

Preferred Stocks (0.5%)

Issuer	Shares	Value(a)
Pharmaceuticals
Schering-Plough 6.00% Cv	80,000	$18,125,000

Total Preferred Stocks (Cost: $20,000,000)		$18,125,000

Bonds (4.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banking (3.7%)
Goldman Sachs Group
Absolute Trigger Mandatory Exchangeable Nts
12-28-09	—%	$116,000,000	(f)	$116,914,138
Morgan Stanley Performance Equity-Linked Redemption Quarterly-pay Securities (PERQS)
12-22-09	7.30	366,890	(d,f)	27,557,108
Total				144,476,246

Wirelines (0.6%)
Qwest Communications Intl
Cv Sr Unsecured
11-15-25	3.50	24,573,000		24,160,935

Total Bonds (Cost: $169,084,022)				$168,632,181

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	12,823,571	(g)	$12,823,571

Total Money Market Fund (Cost: $12,823,571)			$12,823,571

Investments of Cash Collateral Received for Securities on Loan (15.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	626,082,550	$626,082,550

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $626,082,550)		$626,082,550

Total Investments in Securities (Cost: $5,350,341,486)(h)		$4,576,225,199

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 16.6% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $27,557,108 or 0.7% of net assets.

(e)	At June 30, 2009, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009, was $144,471,252 representing 3.7% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

	Acquisition
Security	dates	Cost

CB Calpine Escrow	12-20-01 thru 12-21-01	$—
Goldman Sachs Group
- % Absolute Trigger Mandatory Exchangeable Nts 2009	05-18-09	116,000,000

Morgan Stanley Performance Equity-Linked Redemption Quarterly-pay Securities (PERQS)
7.30% 2009	06-17-09	28,511,022

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(h)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $5,350,341,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$227,726,000
Unrealized depreciation	(1,001,842,000)

Net unrealized depreciation	$(774,116,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of NYSE or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks	$3,750,561,891 (a)	$—	$6	$3,750,561,897
Preferred Stocks & Other		18,125,000	—	18,125,000

Total Equity Securities	3,750,561,891	18,125,000	6	3,768,686,897

Bonds
Corporate Debt Securities	—	168,632,181	—	168,632,181

Total Bonds	—	168,632,181	—	168,632,181

Other
Affiliated Money Market Fund	12,823,571 (b)	—	—	12,823,571
Investments of Cash Collateral Received for Securities on Loan	626,082,550	—	—	626,082,550

Total Other	638,906,121	—	—	638,906,121

Total	$4,389,468,012	$186,757,181	$6	$4,576,225,199

(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Sept. 30, 2008	$6
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchased (sales)	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2009	$6

Portfolio of Investments
RiverSource Disciplined Large Cap Growth Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.1%)
Boeing	70,889		$3,012,783
Goodrich	8,060		402,758
Honeywell Intl	6,739		211,605
ITT	13,255		589,848
Northrop Grumman	29,854		1,363,731
Rockwell Collins	8,578	(d)	357,960
United Technologies	61,466		3,193,772
Total			9,132,457

Airlines (0.1%)
AMR	70,627	(b,d)	283,920
Delta Air Lines	40,106	(b,d)	232,214
Total			516,134

Auto Components (0.3%)
Johnson Controls	60,376	(d)	1,311,367
WABCO Holdings	11,796		208,789
Total			1,520,156

Automobiles (0.4%)
Harley-Davidson	104,742	(d)	1,697,868
Thor Inds	9,689	(d)	177,987
Total			1,875,855

Beverages (2.6%)
Coca-Cola	65,093	(d)	3,123,813
Hansen Natural	9,045	(b,d)	278,767
PepsiCo	142,559		7,835,043
Total			11,237,623

Biotechnology (0.6%)
Amgen	10,665	(b)	564,605
Cephalon	13,677	(b,d)	774,802
Vertex Pharmaceuticals	36,656	(b,d)	1,306,420
Total			2,645,827

Capital Markets (5.1%)
Charles Schwab	32,671		573,049
Franklin Resources	6,664		479,875
Goldman Sachs Group	71,483		10,539,453
Morgan Stanley	258,516		7,370,291
SEI Investments	35,565		641,593
State Street	54,440	(d)	2,569,568
Total			22,173,829

Chemicals (0.7%)
Celanese Series A	17,690		420,138
CF Inds Holdings	5,363		397,613

Issuer	Shares		Value(a)
Mosaic	18,649		826,151
PPG Inds	21,501	(d)	943,893
Scotts Miracle-Gro Cl A	10,917	(d)	382,641
Terra Inds	11,934		289,041
Total			3,259,477

Commercial Services & Supplies (0.3%)
Pitney Bowes	15,980		350,441
Republic Services	21,893		534,408
Waste Management	20,054		564,721
Total			1,449,570

Communications Equipment (3.8%)
Brocade Communications Systems	103,121	(b)	806,406
Ciena	52,223	(b,d)	540,508
Cisco Systems	69,703	(b)	1,299,264
CommScope	21,726	(b)	570,525
Corning	290,200		4,660,612
F5 Networks	25,178	(b)	870,907
JDS Uniphase	100,571	(b,d)	575,266
QUALCOMM	159,890		7,227,028
Total			16,550,516

Computers & Peripherals (6.8%)
Apple	62,878	(b)	8,955,713
Dell	429,812	(b,d)	5,901,318
Diebold	12,577	(d)	331,530
EMC	142,548	(b)	1,867,379
Hewlett-Packard	39,606		1,530,772
IBM	39,593	(d)	4,134,300
Lexmark Intl Cl A	18,830	(b)	298,456
NCR	80,739	(b)	955,142
NetApp	42,426	(b)	836,641
QLogic	13,234	(b)	167,807
SanDisk	59,853	(b,d)	879,241
Seagate Technology	133,173	(c,d)	1,392,990
Teradata	38,672	(b)	906,085
Western Digital	63,585	(b)	1,685,003
Total			29,842,377

Construction & Engineering (0.3%)
Fluor	18,949	(d)	971,895
KBR	21,760		401,254
Total			1,373,149

Consumer Finance (0.5%)
American Express	72,509	(d)	1,685,110
SLM	41,898	(b,d)	430,292
Total			2,115,402

Diversified Consumer Services (0.5%)
Apollo Group Cl A	3,756	(b)	267,127
Career Education	9,496	(b)	236,355
H&R Block	78,683	(d)	1,355,709
ITT Educational Services	3,658	(b,d)	368,214
Total			2,227,405

Diversified Financial Services (0.1%)
CME Group	1,283		399,154

Issuer	Shares		Value(a)
Diversified Telecommunication Services (0.3%)
Embarq	11,939		502,154
Qwest Communications Intl	175,398	(d)	727,902
Total			1,230,056

Electric Utilities (0.1%)
DPL	16,436	(d)	380,822

Electrical Equipment (0.4%)
Cooper Inds Cl A	13,406		416,256
Emerson Electric	14,403		466,658
Hubbell Cl B	7,572		242,758
Rockwell Automation	13,854	(d)	444,990
Total			1,570,662

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics	27,676	(b)	587,838
Avnet	41,796	(b)	878,970
AVX	33,923	(d)	336,855
Jabil Circuit	135,793		1,007,585
Molex	23,738		369,126
Tech Data	16,017	(b,d)	523,916
Total			3,704,290

Energy Equipment & Services (2.5%)
Baker Hughes	79,332		2,890,858
Diamond Offshore Drilling	4,499	(d)	373,642
ENSCO Intl	37,884		1,321,015
Halliburton	70,532		1,460,012
Nabors Inds	43,771	(b,c)	681,952
Natl Oilwell Varco	49,209	(b)	1,607,166
Noble	16,576		501,424
Patterson-UTI Energy	30,658		394,262
Pride Intl	16,509	(b,d)	413,716
Smith Intl	14,545		374,534
Tidewater	7,789	(d)	333,914
Unit	10,680	(b)	294,448
Weatherford Intl	11,133	(b,c)	217,761
Total			10,864,704

Food & Staples Retailing (2.4%)
SYSCO	70,228	(d)	1,578,725
Walgreen	137,199	(d)	4,033,651
Wal-Mart Stores	100,901	(e)	4,887,644
Total			10,500,020

Food Products (1.0%)
Campbell Soup	20,920	(d)	615,466
Dean Foods	29,213	(b)	560,597
General Mills	14,584	(d)	816,996
Hershey	27,301	(d)	982,836
JM Smucker	6,748		328,358
McCormick & Co	22,598		735,113
Sara Lee	23,209		226,520
Total			4,265,886

Gas Utilities (0.2%)
Energen	10,656		425,174

Issuer	Shares		Value(a)
Questar	18,579		577,064
Total			1,002,238

Health Care Equipment & Supplies (0.2%)
Edwards Lifesciences	7,869	(b)	535,328
ResMed	9,588	(b)	390,519
Total			925,847

Health Care Providers & Services (7.5%)
Aetna	73,469		1,840,398
AmerisourceBergen	50,174		890,087
Cardinal Health	118,686		3,625,857
CIGNA	126,314	(d)	3,042,904
Coventry Health Care	35,427	(b)	662,839
DaVita	17,532	(b)	867,133
Health Net	53,361	(b)	829,764
Humana	25,639	(b)	827,114
Lincare Holdings	32,522	(b,d)	764,917
Omnicare	26,057		671,228
Quest Diagnostics	29,858	(d)	1,684,887
UnitedHealth Group	416,236		10,397,576
WellPoint	126,087	(b)	6,416,568
Total			32,521,272

Health Care Technology (0.1%)
Cerner	6,852	(b,d)	426,811

Hotels, Restaurants & Leisure (0.6%)
Brinker Intl	20,805		354,309
Panera Bread Cl A	4,520	(b,d)	225,367
Starbucks	126,896	(b,d)	1,762,586
Tim Hortons	15,780	(c)	387,241
Total			2,729,503

Household Durables (0.6%)
Garmin	42,324	(c,d)	1,008,158
Harman Intl Inds	9,538	(d)	179,314
NVR	1,238	(b)	621,959
Pulte Homes	70,262	(d)	620,413
Total			2,429,844

Household Products (2.5%)
Church & Dwight	8,539	(d)	463,753
Clorox	34,400		1,920,552
Colgate-Palmolive	22,915		1,621,007
Kimberly-Clark	22,215		1,164,732
Procter & Gamble	114,381	(d)	5,844,870
Total			11,014,914

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group	36,552		971,552

Industrial Conglomerates (0.5%)
3M	21,014	(d)	1,262,941
McDermott Intl	22,841	(b)	463,901
Textron	34,358		331,898
Tyco Intl	12,557	(c)	326,231
Total			2,384,971

Issuer	Shares		Value(a)
Insurance (1.8%)
ACE	12,219	(c)	540,446
AFLAC	105,191		3,270,389
American Intl Group	152,634	(d)	177,055
Axis Capital Holdings	17,172	(c)	449,563
Brown & Brown	37,109		739,582
HCC Insurance Holdings	10,588	(d)	254,218
Prudential Financial	42,309		1,574,741
WR Berkley	35,866		770,043
Total			7,776,037

Internet Software & Services (1.3%)
eBay	62,166	(b)	1,064,904
Google Cl A	3,664	(b)	1,544,706
IAC/InterActiveCorp	40,791	(b)	654,696
WebMD Health Cl A	15,148	(b,d)	453,228
Yahoo!	114,668	(b)	1,795,700
Total			5,513,234

IT Services (2.9%)
Affiliated Computer Services Cl A	17,529	(b)	778,638
Alliance Data Systems	15,097	(b,d)	621,845
Automatic Data Processing	38,925		1,379,503
Broadridge Financial Solutions	52,766		874,860
DST Systems	19,938	(b)	736,709
Fidelity Natl Information Services	42,415	(d)	846,603
Fiserv	10,057	(b)	459,605
Global Payments	10,884	(d)	407,715
Lender Processing Services	42,451		1,178,864
MasterCard Cl A	4,743		793,551
NeuStar Cl A	37,502	(b)	831,044
Paychex	59,342	(d)	1,495,419
SAIC	55,829	(b)	1,035,628
Total System Services	22,428		300,311
Western Union	62,078		1,018,079
Total			12,758,374

Leisure Equipment & Products (0.1%)
Mattel	17,454		280,137

Machinery (2.1%)
AGCO	15,171	(b)	441,021
Bucyrus Intl	9,600		274,176
Caterpillar	27,948	(d)	923,402
Cummins	32,259		1,135,839
Deere & Co	5,940		237,303
Eaton	13,382	(d)	596,971
Illinois Tool Works	51,335	(d)	1,916,848
Ingersoll-Rand	45,648	(c,d)	954,043
Lincoln Electric Holdings	9,640	(d)	347,426
PACCAR	32,862	(d)	1,068,344
Parker Hannifin	21,484		922,953
SPX	6,326		309,784
Total			9,128,110

Media (2.1%)
Comcast Cl A	128,143		1,856,791
DIRECTV Group	44,267	(b,d)	1,093,838

Issuer	Shares		Value(a)
DISH Network Cl A	24,547	(b,d)	397,907
Interpublic Group of Companies	34,513	(b)	174,291
Liberty Entertainment Series A	23,436	(b,g)	626,913
McGraw-Hill Companies	21,862		658,265
News Corp Cl A	185,874		1,693,312
Omnicom Group	11,849		374,191
Time Warner	36,541		920,468
Viacom Cl B	64,131	(b,d)	1,455,774
Total			9,251,750

Metals & Mining (1.2%)
Alcoa	84,656	(d)	874,496
Allegheny Technologies	18,502	(d)	646,275
Cliffs Natural Resources	11,318		276,951
Newmont Mining	18,762		766,803
Nucor	34,923	(d)	1,551,629
United States Steel	25,190	(d)	900,291
Total			5,016,445

Multiline Retail (1.7%)
Dollar Tree	27,053	(b)	1,138,931
Family Dollar Stores	47,228	(d)	1,336,552
Kohl’s	91,653	(b)	3,918,167
Nordstrom	21,529	(d)	428,212
Target	11,258	(d)	444,353
Total			7,266,215

Office Electronics (0.1%)
Zebra Technologies Cl A	16,348	(b,d)	386,794

Oil, Gas & Consumable Fuels (8.2%)
Alpha Natural Resources	8,395	(b,d)	220,537
Chesapeake Energy	24,360	(d)	483,059
Encore Acquisition	7,794	(b)	240,445
EOG Resources	21,270		1,444,658
Exxon Mobil	177,318		12,396,301
Frontier Oil	21,020	(d)	275,572
Hess	24,783		1,332,086
Murphy Oil	49,304	(d)	2,678,193
Noble Energy	15,393		907,725
Occidental Petroleum	206,563		13,593,912
St. Mary Land & Exploration	7,825	(d)	163,308
Sunoco	18,930	(d)	439,176
Tesoro	45,301	(d)	576,682
Valero Energy	9,739	(d)	164,492
Williams Companies	51,565		804,930
Total			35,721,076

Pharmaceuticals (10.6%)
Abbott Laboratories	195,319		9,187,807
Allergan	38,813		1,846,723
Bristol-Myers Squibb	297,111		6,034,324
Eli Lilly & Co	38,716	(d)	1,341,122
Forest Laboratories	59,728	(b)	1,499,770
Johnson & Johnson	302,143	(e)	17,161,723
Merck & Co	205,756	(d)	5,752,938
Mylan	52,361	(b)	683,311
Wyeth	60,493		2,745,777
Total			46,253,495

Issuer	Shares		Value(a)
Professional Services (0.2%)
Manpower	5,605		237,316
Robert Half Intl	17,788	(d)	420,152
Total			657,468

Real Estate Investment Trusts (REITs) (0.1%)
Digital Realty Trust	12,414	(d)	445,042

Real Estate Management & Development (0.1%)
CB Richard Ellis Group Cl A	29,153	(b,d)	272,872

Road & Rail (0.1%)
Ryder System	10,267	(d)	286,655

Semiconductors & Semiconductor Equipment (5.2%)
Altera	24,644		401,204
Atmel	163,332	(b,d)	609,228
Broadcom Cl A	88,991	(b,d)	2,206,087
Cree	27,115	(b,d)	796,910
Cypress Semiconductor	55,372	(b,d)	509,422
Integrated Device Technology	114,362	(b)	690,746
Intel	315,542		5,222,220
Intersil Cl A	27,767	(d)	349,031
Intl Rectifier	43,689	(b,d)	647,034
KLA-Tencor	33,044		834,361
Lam Research	28,400	(b,d)	738,400
Linear Technology	31,849	(d)	743,674
LSI	102,012	(b)	465,175
MEMC Electronic Materials	84,974	(b)	1,513,387
Natl Semiconductor	54,298	(d)	681,440
Novellus Systems	61,239	(b)	1,022,691
NVIDIA	91,364	(b,d)	1,031,500
ON Semiconductor	77,977	(b)	534,922
Rambus	30,773	(b,d)	476,674
Teradyne	68,738	(b,d)	471,543
Texas Instruments	89,916	(d)	1,915,211
Xilinx	41,395	(d)	846,942
Total			22,707,802

Software (3.3%)
ANSYS	17,899	(b,d)	557,733
Autodesk	33,365	(b)	633,268
Intuit	79,308	(b,d)	2,233,313
Microsoft	272,947		6,487,951
Novell	118,280	(b)	535,808
Oracle	154,170		3,302,321
Red Hat	32,699	(b)	658,231
Total			14,408,625

Specialty Retail (7.4%)
Abercrombie & Fitch Cl A	58,764	(d)	1,492,018
Advance Auto Parts	7,590		314,909
American Eagle Outfitters	82,291	(d)	1,166,063
AutoZone	9,238	(b,d)	1,395,954
Bed Bath & Beyond	83,380	(b,d)	2,563,935
Best Buy	61,853	(d)	2,071,457
Gap	76,118	(d)	1,248,335
Home Depot	156,651	(d)	3,701,663

Issuer	Shares		Value(a)
Lowe’s Companies	557,443		10,819,969
O’Reilly Automotive	33,393	(b,d)	1,271,605
PetSmart	14,656	(d)	314,518
Ross Stores	35,711	(d)	1,378,445
Sherwin-Williams	42,944	(d)	2,308,240
Staples	77,936	(d)	1,571,969
Williams-Sonoma	35,102		416,661
Total			32,035,741

Textiles, Apparel & Luxury Goods (0.9%)
Coach	91,564		2,461,240
Nike Cl B	26,433		1,368,701
Total			3,829,941

Thrifts & Mortgage Finance (—%)
Capitol Federal Financial	5,146	(d)	197,246

Tobacco (0.4%)
Altria Group	37,878		620,820
Lorillard	19,375		1,313,044
Total			1,933,864

Trading Companies & Distributors (0.1%)
WW Grainger	2,624	(d)	214,853

Wireless Telecommunication Services (0.1%)
NII Holdings	17,260	(b,d)	329,148
Total Common Stocks
(Cost: $414,383,729)			$409,913,247
Money Market Fund (5.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	22,266,045	(f)	$22,266,045
Total Money Market Fund
(Cost: $22,266,045)			$22,266,045
Investments of Cash Collateral Received for Securities on Loan (17.3%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	75,328,146		$75,328,146
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $75,328,146)			$75,328,146

Total Investments in Securities
(Cost: $511,977,920)(h)			$507,507,438

Futures Contracts Outstanding at June 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	77	$17,623,375	Sept. 2009	$(192,578)
Notes to Portfolio of Investments
(a)  Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 1.4% of net assets.
(d)  At June 30, 2009, security was partially or fully on loan.

(e)  At June 30, 2009, investments in securities included securities valued at $3,071,260 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts
(f)  Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.
(g)  Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.
(h)  At June 30, 2009, the cost of securities for federal income tax purposes was approximately $511,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,463,000
Unrealized depreciation	(34,934,000)

Net unrealized depreciation	$(4,471,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1		Level 2
	quoted prices		other	Level 3
	in active		significant	significant
	markets for		observable	unobservable
Description	identical assets		inputs	inputs	Total

Equity Securities
Common Stocks	$409,913,247	(a)	$—	$—	$409,913,247

Total Equity Securities	409,913,247		—	—	409,913,247

Other
Affiliated Money Market Fund	22,266,045	(b)	—	—	22,266,045
Investments of Cash Collateral Received for Securities on Loan	75,328,146		—	—	75,328,146

Total Other	97,594,191		—	—	97,594,191

Investments in Securities	507,507,438		—	—	507,507,438
Other Financial Instruments	(192,578	)(c)	—	—	(192,578)

Total	$507,314,860		$—	$—	$507,314,860

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

(c)	Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio of Investments
RiverSource Disciplined Large Cap Value Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities

	Shares		Value(a)
Common Stocks (99.3%)
Issuer
Aerospace & Defense (0.1%)
Spirit AeroSystems Holdings Cl A	9,670	(b)	$132,866

Airlines (0.3%)
AMR	30,122	(b,e)	121,090
Continental Airlines Cl B	10,716	(b,e)	94,944
Delta Air Lines	62,059	(b)	359,322
Total			575,356

Auto Components (0.2%)
Autoliv	14,409	(c,e)	414,547

Automobiles (0.5%)
Harley-Davidson	52,571	(e)	852,176

Beverages (0.3%)
Coca-Cola Enterprises	11,027		183,600
Constellation Brands Cl A	12,499	(b)	158,487
Pepsi Bottling Group	5,788		195,866
Total			537,953

Biotechnology (2.5%)
Amgen	89,502	(b)	4,738,236

Building Products (0.2%)
Masco	30,406	(e)	291,289

Capital Markets (1.9%)
Allied Capital	65,692		228,608
E*TRADE Financial	80,843	(b,e)	103,479
Goldman Sachs Group	2,069		305,053
Jefferies Group	11,872	(b)	253,230
Morgan Stanley	71,188		2,029,571
Raymond James Financial	9,892	(e)	170,241
State Street	7,905	(e)	373,116
Total			3,463,298

Chemicals (1.8%)
Ashland	13,932		390,793
Celanese Series A	10,675		253,531
Cytec Inds	16,204	(e)	301,718
Dow Chemical	102,396		1,652,671
Eastman Chemical	6,267		237,519
PPG Inds	5,615		246,499
Scotts Miracle-Gro Cl A	3,012		105,571
Valspar	9,570		215,612
Total			3,403,914

	Shares		Value(a)
Commercial Banks (5.8%)
Associated Banc-Corp	12,810	(e)	160,125
BancorpSouth	8,551	(e)	175,552
BB&T	53,384		1,173,380
CapitalSource	49,848		243,258
City Natl	4,543	(e)	167,319
Comerica	16,583		350,730
Commerce Bancshares	3,013	(e)	95,904
Cullen/Frost Bankers	3,380	(e)	155,886
Fifth Third Bancorp	103,685	(e)	736,164
First Citizens BancShares Cl A	837		111,865
First Horizon Natl	36,150		433,797
KeyCorp	67,021		351,190
Marshall & Ilsley	54,609	(e)	262,123
PNC Financial Services Group	35,859	(e)	1,391,687
Popular	107,048	(c,e)	235,506
SunTrust Banks	47,388	(e)	779,533
Synovus Financial	81,985		245,135
TCF Financial	28,508	(e)	381,152
Valley Natl Bancorp	15,548		181,912
Webster Financial	24,314	(e)	195,728
Wells Fargo & Co	95,790	(e)	2,323,864
Wilmington Trust	22,423		306,298
Zions Bancorporation	30,316	(e)	350,453
Total			10,808,561

Commercial Services & Supplies (0.5%)
Republic Services	25,111		612,960
RR Donnelley & Sons	28,149		327,091
Total			940,051

Communications Equipment (0.2%)
Brocade Communications Systems	51,104	(b)	399,633

Computers & Peripherals (0.6%)
Diebold	7,957		209,747
Lexmark Intl Cl A	18,541	(b)	293,875
NCR	11,038	(b)	130,580
Seagate Technology	37,902	(c)	396,454
Total			1,030,656

Construction & Engineering (0.2%)
URS	9,130	(b)	452,118

Construction Materials (0.2%)
Vulcan Materials	9,466	(e)	407,985

Consumer Finance (1.3%)
American Express	15,094	(e)	350,785
AmeriCredit	11,438	(b,e)	154,985
Capital One Financial	34,001	(e)	743,941
Discover Financial Services	65,965		677,461
SLM	49,903	(b,e)	512,504
Total			2,439,676

Containers & Packaging (0.2%)
Sonoco Products	4,729		113,260
Temple-Inland	25,970	(e)	340,726
Total			453,986

	Shares		Value(a)
Distributors (0.3%)
Genuine Parts	14,143		474,639

Diversified Consumer Services (0.2%)
Career Education	16,407	(b)	408,370

Diversified Financial Services (4.3%)
Bank of America	413,434	(e)	5,457,328
CIT Group	103,398		222,306
Citigroup	626,559	(e)	1,860,880
JPMorgan Chase & Co	13,452	(e)	458,848
NASDAQ OMX Group	5,296	(b)	112,858
Total			8,112,220

Diversified Telecommunication Services (1.9%)
CenturyTel	11,668	(e)	358,208
Embarq	2,284		96,065
Frontier Communications	41,486		296,210
Qwest Communications Intl	84,603	(e)	351,102
Verizon Communications	80,863		2,484,920
Total			3,586,505

Electric Utilities (2.1%)
DPL	8,599	(e)	199,239
Hawaiian Electric Inds	11,545	(e)	220,048
Northeast Utilities	12,737		284,162
Pinnacle West Capital	13,093		394,754
Progress Energy	34,089		1,289,587
Southern	49,017		1,527,370
Total			3,915,160

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics	5,291	(b)	112,381
Avnet	5,647	(b)	118,756
Ingram Micro Cl A	7,608	(b)	133,140
Jabil Circuit	33,664		249,787
Tyco Electronics	27,170	(c,e)	505,090
Vishay Intertechnology	56,667	(b)	384,769
Total			1,503,923

Energy Equipment & Services (1.2%)
BJ Services	35,340	(e)	481,684
ENSCO Intl	23,554		821,328
Helmerich & Payne	2,278	(e)	70,322
Nabors Inds	14,374	(b,c,e)	223,947
Oil States Intl	7,459	(b)	180,582
Patterson-UTI Energy	21,309		274,034
Tidewater	2,651		113,648
Unit	2,049	(b)	56,491
Total			2,222,036

Food & Staples Retailing (0.1%)
BJ’s Wholesale Club	2,968	(b)	95,659

	Shares		Value(a)
Food Products (2.6%)
Archer-Daniels-Midland	35,635	(e)	953,949
Bunge	2,896		174,484
Campbell Soup	8,187	(e)	240,862
Dean Foods	18,082	(b)	346,994
General Mills	25,706	(e)	1,440,050
Hormel Foods	5,367		185,376
JM Smucker	11,632		566,013
Kellogg	7,257		337,958
Sara Lee	68,072		664,383
Total			4,910,069

Gas Utilities (—%)
UGI	2,756		70,250

Health Care Equipment & Supplies (0.5%)
Cooper Companies	6,220	(e)	153,821
Covidien	14,507	(c)	543,142
Teleflex	5,123		229,664
Total			926,627

Health Care Providers & Services (4.3%)
AmerisourceBergen	16,908		299,948
CIGNA	49,115		1,183,180
Coventry Health Care	24,415	(b)	456,805
DaVita	14,725	(b)	728,299
Health Management Associates Cl A	25,724	(b)	127,077
Health Net	12,692	(b)	197,361
Humana	9,374	(b)	302,405
Lincare Holdings	4,933	(b,e)	116,024
McKesson	8,284	(e)	364,496
Omnicare	14,618	(e)	376,560
Quest Diagnostics	22,123		1,248,401
UnitedHealth Group	104,486		2,610,059
Total			8,010,615

Health Care Technology (0.1%)
HLTH	10,441	(b,e)	136,777

Hotels, Restaurants & Leisure (4.4%)
McDonald’s	139,819	(d)	8,038,194
Royal Caribbean Cruises	13,511	(e)	182,939
Total			8,221,133

Household Durables (1.0%)
Leggett & Platt	21,255		323,714
Lennar Cl A	29,338		284,285
MDC Holdings	7,011		211,101
NVR	717	(b)	360,213
Pulte Homes	28,541	(e)	252,017
Toll Brothers	17,130	(b)	290,696
Whirlpool	4,417	(e)	187,988
Total			1,910,014

Household Products (3.0%)
Clorox	25,405		1,418,361
Procter & Gamble	81,654	(e)	4,172,520
Total			5,590,881

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group	8,812		234,223

	Shares		Value(a)
Industrial Conglomerates (0.3%)
Tyco Intl	20,593	(c)	535,006

Insurance (11.0%)
Allied World Assurance Holdings	17,954	(c)	733,062
Allstate	161,282		3,935,280
American Financial Group	11,069		238,869
Aon	25,249		956,180
Arch Capital Group	898	(b,c)	52,605
Arthur J Gallagher & Co	9,336	(e)	199,230
Assurant	15,110		364,000
Axis Capital Holdings	39,189	(c)	1,025,968
Brown & Brown	17,854		355,830
Cincinnati Financial	18,146	(e)	405,563
Endurance Specialty Holdings	18,253	(c)	534,813
Everest Re Group	3,021	(c)	216,213
Fidelity Natl Financial Cl A	34,286		463,890
First American	24,504		634,899
Hartford Financial Services Group	55,251	(e)	655,829
HCC Insurance Holdings	26,128	(e)	627,333
Lincoln Natl	35,973		619,095
Marsh & McLennan Companies	48,590		978,117
Mercury General	5,441	(e)	181,893
MetLife	34,155		1,024,992
Old Republic Intl	45,368	(e)	446,875
PartnerRe	7,049	(c,e)	457,833
Principal Financial Group	37,002		697,118
Progressive	52,885	(b)	799,092
Prudential Financial	14,034		522,345
RenaissanceRe Holdings	14,623	(c)	680,554
Torchmark	8,931	(e)	330,804
Transatlantic Holdings	4,571		198,061
Travelers Companies	42,599		1,748,263
Unum Group	4,174		66,200
WR Berkley	18,542		398,097
Total			20,548,903

IT Services (0.5%)
Affiliated Computer Services Cl A	5,853	(b)	259,990
Lender Processing Services	5,388		149,625
SAIC	25,488	(b)	472,802
Total			882,417

Machinery (1.1%)
Crane	7,915	(e)	176,584
Dover	3,862		127,794
Eaton	7,176		320,121
Ingersoll-Rand	60,201	(c,e)	1,258,201
Oshkosh	16,278	(e)	236,682
Total			2,119,382

Media (2.2%)
CBS Cl B	191,969	(e)	1,328,425
Comcast Cl A	82,931	(e)	1,201,670
News Corp Cl A	167,859		1,529,196
Total			4,059,291

	Shares		Value(a)
Metals & Mining (1.9%)
Alcoa	92,599	(e)	956,548
Carpenter Technology	7,748		161,236
Commercial Metals	20,196		323,742
Freeport-McMoRan Copper & Gold	21,034	(e)	1,054,013
Nucor	5,282		234,679
Schnitzer Steel Inds Cl A	3,123		165,082
United States Steel	20,612	(e)	736,673
Total			3,631,973

Multiline Retail (1.0%)
Family Dollar Stores	23,085	(e)	653,306
JC Penney	25,920		744,163
Kohl’s	4,840	(b)	206,910
Macy’s	16,770		197,215
Total			1,801,594

Multi-Utilities (3.0%)
Consolidated Edison	33,874		1,267,565
DTE Energy	10,745		343,840
MDU Resources Group	13,358	(e)	253,401
NSTAR	16,732	(e)	537,265
PG&E	58,026	(e)	2,230,519
SCANA	15,369		499,031
Xcel Energy	25,216		464,227
Total			5,595,848

Office Electronics (0.1%)
Xerox	27,130		175,802

Oil, Gas & Consumable Fuels (11.5%)
Chevron	52,606		3,485,148
Cimarex Energy	16,019	(e)	453,978
ConocoPhillips	191,487	(e)	8,053,944
Exxon Mobil	66,073	(e)	4,619,163
Marathon Oil	37,479		1,129,242
Pioneer Natural Resources	9,772		249,186
St. Mary Land & Exploration	17,973	(e)	375,097
Sunoco	33,657	(e)	780,842
Tesoro	32,469	(e)	413,330
Valero Energy	115,143		1,944,765
Total			21,504,695

Paper & Forest Products (0.1%)
Intl Paper	13,348		201,955

Personal Products (0.1%)
NBTY	4,792	(b,e)	134,751

Pharmaceuticals (12.3%)
Bristol-Myers Squibb	304,743		6,189,329
King Pharmaceuticals	75,743	(b)	729,405
Merck & Co	196,562		5,495,874
Pfizer	668,602	(e)	10,029,029
Watson Pharmaceuticals	6,398	(b)	215,549
Wyeth	5,858		265,895
Total			22,925,081

Professional Services (0.2%)
Dun & Bradstreet	4,163		338,077

	Shares		Value(a)
Real Estate Investment Trusts (REITs) (1.1%)
Annaly Capital Management	35,491		537,334
Digital Realty Trust	6,916	(e)	247,939
Hospitality Properties Trust	13,676		162,608
Liberty Property Trust	5,699		131,305
Plum Creek Timber	12,695	(e)	378,057
ProLogis	38,574		310,906
Vornado Realty Trust	5,461	(e)	245,930
Total			2,014,079

Real Estate Management & Development (0.1%)
CB Richard Ellis Group Cl A	27,250	(b)	255,060

Road & Rail (0.3%)
Norfolk Southern	13,591		511,973
Ryder System	2,716	(e)	75,831
Total			587,804

Semiconductors & Semiconductor Equipment (0.3%)
Atmel	50,702	(b)	189,118
Cree	11,775	(b,e)	346,068
Total			535,186

Software (0.8%)
Compuware	11,854	(b)	81,318
McAfee	11,908	(b,e)	502,399
Symantec	47,265	(b)	735,444
Synopsys	9,481	(b)	184,974
Total			1,504,135

Specialty Retail (5.1%)
AutoNation	18,885	(b)	327,655
Foot Locker	20,815		217,933
Home Depot	267,218	(e)	6,314,361
Lowe’s Companies	44,341		860,659
Office Depot	72,763	(b)	331,799
O’Reilly Automotive	19,132	(b,e)	728,547
RadioShack	26,839	(e)	374,672
Signet Jewelers	20,357	(c,e)	423,833
Total			9,579,459

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group	25,258	(e)	271,018

Thrifts & Mortgage Finance (0.6%)
Capitol Federal Financial	2,272	(e)	87,086
People’s United Financial	45,023		677,146
TFS Financial	25,502		270,831
Total			1,035,063

Tobacco (0.9%)
Lorillard	25,875		1,753,549

Trading Companies & Distributors (—%)
GATX	2,075	(e)	53,369

	Shares		Value(a)
Water Utilities (0.3%)
Aqua America	25,635	(e)	458,867

Wireless Telecommunication Services (1.0%)
Sprint Nextel	387,738	(b,e)	1,865,020
Total Common Stocks
(Cost: $172,525,084)			$186,038,786

Money Market Fund (0.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	1,565,039	(f)	$1,565,039
Total Money Market Fund
(Cost: $1,565,039)			$1,565,039

Investments of Cash Collateral Received for Securities on Loan (27.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	50,912,357	$50,912,357
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $50,912,357)		$50,912,357

Total Investments in Securities
(Cost: $225,002,480)(g)		$238,516,182

Futures Contracts Outstanding at June 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)
S&P 500 Index	7	$1,602,125	Sept. 2009	$(36,687)
Notes to Portfolio of Investments
(a)  Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 4.4% of net assets.
(d)  At June 30, 2009, investments in securities included securities valued at $747,370 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e)  At June 30, 2009, security was partially or fully on loan.
(f)  Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.
(g)  At June 30, 2009, the cost of securities for federal income tax purposes was approximately $225,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,216,000
Unrealized depreciation	(2,702,000)

Net unrealized appreciation	$13,514,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1		Level 2
	quoted prices		other	Level 3
	in active		significant	significant
	markets for		observable	unobservable
Description	identical assets		inputs	inputs	Total
Equity Securities
Common Stocks	$186,038,786	(a)	$—	$—	$186,038,786

Total Equity Securities	186,038,786		—	—	186,038,786

Other
Affiliated Money Market Fund	1,565,039	(b)	—	—	1,565,039
Investments of Cash Collateral Received for Securities on Loan	50,912,357		—	—	50,912,357

Total Other	52,477,396		—	—	52,477,396

Investments in Securities	238,516,182		—	—	238,516,182
Other Financial Instruments	(36,687	)(c)	—	—	(36,687)

Total	$238,479,495		$—	$—	$238,479,495

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

(c)	Other financial instruments are derivative instruments, such as futures,

which are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio of Investments
RiverSource Mid Cap Value Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.4%)
Goodrich	478,653		$23,918,290

Airlines (1.2%)
AMR	939,045	(b)	3,774,961
Continental Airlines Cl B	471,168	(b,e)	4,174,548
Delta Air Lines	1,619,814	(b)	9,378,724
UAL	426,384	(b,e)	1,360,165
US Airways Group	1,263,594	(b)	3,070,533
Total			21,758,931

Auto Components (0.5%)
Goodyear Tire & Rubber	765,483	(b,e)	8,619,339

Capital Markets (1.1%)
Invesco	1,043,090		18,587,864

Chemicals (4.5%)
Eastman Chemical	785,043		29,753,130
Lubrizol	513,756		24,305,796
PPG Inds	569,431		24,998,021
Total			79,056,947

Commercial Banks (1.1%)
Cullen/Frost Bankers	206,856	(e)	9,540,199
M&T Bank	192,338	(e)	9,795,774
Total			19,335,973

Commercial Services & Supplies (1.1%)
Ritchie Bros Auctioneers	828,957	(c,e)	19,439,042

Communications Equipment (0.2%)
Brocade Communications Systems	508,740	(b)	3,978,347

Construction & Engineering (2.3%)
Chicago Bridge & Iron	559,646	(c)	6,939,610
Fluor	195,662		10,035,504
Foster Wheeler	303,865	(b)	7,216,794
Insituform Technologies Cl A	126,566	(b)	2,147,825
Jacobs Engineering Group	205,359	(b)	8,643,560
KBR	311,197		5,738,473
Total			40,721,766

Construction Materials (0.8%)
CEMEX ADR	1,503,029	(b,c,e)	14,038,289

Consumer Finance (0.1%)
SLM	233,735	(b)	2,400,458

Issuer	Shares		Value(a)
Distributors (0.5%)
Genuine Parts	253,949		8,522,528

Diversified Financial Services (1.3%)
CIT Group	7,879,221	(e)	16,940,325
PICO Holdings	209,981	(b)	6,026,455
Total			22,966,780

Diversified Telecommunication Services (3.4%)
CenturyTel	438,095	(e)	13,449,517
Embarq	315,323		13,262,485
Qwest Communications Intl	5,182,727	(e)	21,508,317
Windstream	1,396,234		11,672,516
Total			59,892,835

Electric Utilities (2.6%)
Allegheny Energy	776,064	(e)	19,906,042
Pepco Holdings	1,416,976		19,044,157
Pinnacle West Capital	237,066		7,147,540
Total			46,097,739

Electrical Equipment (3.1%)
AO Smith	387,025	(e)	12,605,404
Cooper Inds Cl A	1,055,009		32,758,030
Rockwell Automation	293,215	(e)	9,418,066
Total			54,781,500

Electronic Equipment, Instruments & Components (1.8%)
Agilent Technologies	668,352	(b)	13,574,229
Celestica	2,772,603	(b,c)	18,909,153
Total			32,483,382

Energy Equipment & Services (3.3%)
BJ Services	1,195,265	(e)	16,291,462
Cameron Intl	496,546	(b,e)	14,052,252
Transocean	158,278	(b,c)	11,758,473
Weatherford Intl	804,295	(b,c)	15,732,010
Total			57,834,197

Gas Utilities (1.3%)
EQT	278,863	(e)	9,735,107
Questar	446,467	(e)	13,867,265
Total			23,602,372

Health Care Equipment & Supplies (0.9%)
Hospira	394,965	(b)	15,214,052

Health Care Providers & Services (1.3%)
Humana	194,390	(b,e)	6,271,021
McKesson	237,059	(e)	10,430,597
Universal Health Services Cl B	136,892	(e)	6,687,174
Total			23,388,792

Hotels, Restaurants & Leisure (0.7%)
Royal Caribbean Cruises	528,998	(e)	7,162,633
Starwood Hotels & Resorts Worldwide	242,298		5,379,016
Total			12,541,649

Issuer	Shares		Value(a)
Household Durables (2.4%)
Centex	415,382		3,514,132
DR Horton	784,387	(e)	7,341,862
KB Home	299,685	(e)	4,099,691
Mohawk Inds	280,840	(b,e)	10,020,371
Pulte Homes	532,289	(e)	4,700,112
Stanley Works	370,036		12,522,018
Total			42,198,186

Industrial Conglomerates (0.4%)
McDermott Intl	388,739	(b)	7,895,289

Insurance (12.7%)
Aon	428,791		16,238,315
Arch Capital Group	105,649	(b,c,e)	6,188,918
Assurant	603,882		14,547,517
Axis Capital Holdings	758,837	(c)	19,866,353
Everest Re Group	533,612	(c)	38,190,611
Lincoln Natl	1,014,251		17,455,260
Marsh & McLennan Companies	412,977		8,313,227
PartnerRe	543,078	(c,e)	35,272,916
Transatlantic Holdings	231,314		10,022,836
Willis Group Holdings	547,963	(c,e)	14,099,088
XL Capital Cl A	3,734,929	(c)	42,802,287
Total			222,997,328

Leisure Equipment & Products (0.6%)
Hasbro	411,052		9,963,900

Life Sciences Tools & Services (1.4%)
Covance	251,276	(b,e)	12,362,780
Life Technologies	292,277	(b)	12,193,796
Total			24,556,576

Machinery (5.5%)
AGCO	311,518	(b,e)	9,055,828
Cummins	277,347		9,765,388
Eaton	737,161		32,884,751
Ingersoll-Rand	987,735	(c,e)	20,643,662
Manitowoc	1,040,633	(e)	5,473,730
Parker Hannifin	306,094		13,149,798
Terex	436,753	(b,e)	5,271,609
Total			96,244,766

Media (1.9%)
Natl CineMedia	1,078,997		14,846,999
Regal Entertainment Group Cl A	1,366,543		18,161,356
Total			33,008,355

Metals & Mining (3.2%)
Freeport-McMoRan Copper & Gold	406,676		20,378,534
Nucor	404,873	(e)	17,988,507
Steel Dynamics	415,323		6,117,708
United States Steel	343,278	(e)	12,268,756
Total			56,753,505

Multiline Retail (1.5%)
Family Dollar Stores	427,832	(e)	12,107,646
Macy’s	1,259,711	(e)	14,814,201
Total			26,921,847

Issuer	Shares		Value(a)
Multi-Utilities (3.6%)
DTE Energy	417,291		13,353,312
Sempra Energy	573,677	(e)	28,471,589
Wisconsin Energy	513,446		20,902,387
Total			62,727,288

Oil, Gas & Consumable Fuels (6.4%)
El Paso	1,442,542	(e)	13,314,663
Enbridge	793,297	(c)	27,551,205
Newfield Exploration	620,678	(b)	20,277,550
Pioneer Natural Resources	501,747	(e)	12,794,549
Southwestern Energy	513,081	(b,e)	19,933,197
Sunoco	213,592	(e)	4,955,334
Ultra Petroleum	357,532	(b,e)	13,943,748
Total			112,770,246

Pharmaceuticals (2.8%)
King Pharmaceuticals	1,127,885	(b)	10,861,533
Mylan	2,978,207	(b,e)	38,865,601
Total			49,727,134

Real Estate Investment Trusts (REITs) (3.2%)
AvalonBay Communities	191,688	(e)	10,723,027
Boston Properties	115,331	(e)	5,501,289
Equity Residential	526,870	(e)	11,712,320
ProLogis	392,668		3,164,904
Rayonier	456,649		16,599,191
Ventas	291,068	(e)	8,691,290
Total			56,392,021

Real Estate Management & Development (0.6%)
St. Joe	382,511	(b,e)	10,132,716

Road & Rail (1.8%)
CSX	553,448		19,165,904
Kansas City Southern	762,992	(b,e)	12,291,801
Total			31,457,705

Semiconductors & Semiconductor Equipment (5.1%)
ASML Holding	560,738	(c,e)	12,139,978
Lam Research	463,328	(b,e)	12,046,528
LSI	3,213,007	(b,e)	14,651,312
Maxim Integrated Products	1,227,649		19,261,812
Microchip Technology	817,992	(e)	18,445,720
Micron Technology	2,553,136	(b,e)	12,918,868
Total			89,464,218

Software (3.9%)
Adobe Systems	449,701	(b,e)	12,726,538
Autodesk	559,537	(b,e)	10,620,012
BMC Software	506,939	(b,e)	17,129,469
McAfee	659,900	(b,e)	27,841,181
Total			68,317,200

Specialty Retail (0.8%)
Bed Bath & Beyond	441,251	(b,e)	13,568,468

Textiles, Apparel & Luxury Goods (1.0%)
VF	332,176	(e)	18,385,942

Tobacco (3.3%)
Lorillard	854,784		57,928,712

Issuer		Shares	Value(a)
Trading Companies & Distributors (0.2%)
WW Grainger		53,496 (e)	4,380,252
Total Common Stocks
(Cost: $2,219,928,075)			$1,704,972,726

Bonds (2.7%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Banking (2.4%)
Goldman Sachs Group Absolute Trigger Mandatory Exchangeable Nts
12-28-09	—%	$42,250,000 (d)	$42,582,951

Wirelines (0.3%)
Qwest Communications Intl Cv Sr Unsecured
11-15-25	3.50	5,518,000	5,425,469
Total Bonds
(Cost: $47,768,000)			$48,008,420

Money Market Fund (0.3%)

		Shares	Value(a)
RiverSource Short-Term Cash Fund, 0.30%		5,117,330 (f)	$5,117,330
Total Money Market Fund
(Cost: $5,117,330)			$5,117,330

Investments of Cash Collateral Received for Securities on Loan (20.0%)

		Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund		352,901,259	$352,901,259
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $352,901,259)			$352,901,259

Total Investments in Securities
(Cost: $2,625,714,664)(g)			$2,110,999,735

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 17.2% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009, was $42,582,951 representing 2.4% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

	Acquisition
Security	dates	Cost
Goldman Sachs Group —% Absolute Trigger Mandatory Exchangeable Nts 2009	05-18-09	$42,250,000

(e)	At June 30, 2009, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(g)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $2,625,715,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$55,670,000
Unrealized depreciation	(570,385,000)

Net unrealized depreciation	$(514,715,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks	$1,704,972,726 (a)	$—	$—	$1,704,972,726

Total Equity Securities	1,704,972,726	—	—	1,704,972,726

Bonds
Corporate Debt Securities	—	48,008,420	—	48,008,420

Total Bonds	—	48,008,420	—	48,008,420

Other
Affiliated Money Market Fund	5,117,330 (b)	—	—	5,117,330
Investments of Cash Collateral Received for Securities on Loan	352,901,259	—	—	352,901,259

Total Other	358,018,589	—	—	358,018,589

Total	$2,062,991,315	$48,008,420	$—	$2,110,999,735

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money Market Fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Investment Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan President and Principal Executive Officer

Date	August 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan President and Principal Executive Officer

Date	August 28, 2009

By	/s/ Jeffrey P. Fox Jeffrey P. Fox Treasurer and Principal Financial Officer

Date	August 28, 2009